UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The registrant’s Schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (the “Act”) is as follows:

Statement of Investments

Financial Square Treasury Obligations Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations — 18.7%
United States Treasury Bills
$40,000,000	1.18%	10/28/2004	$39,964,750
175,000,000	1.76	02/24/2005	173,753,424
50,000,000	1.89	03/24/2005	49,543,250
United States Treasury Notes
80,000,000	5.88	11/15/2004	80,449,798
67,000,000	2.00	11/30/2004	67,069,214
150,000,000	1.75	12/31/2004	150,163,235
100,000,000	1.50	02/28/2005	100,117,530
55,000,000	1.63	04/30/2005	55,106,320
20,000,000	6.75	05/15/2005	20,644,886

Total U.S. Treasury Obligations			$736,812,407

Total Investments before Repurchase Agreements			$736,812,407

Repurchase Agreements-Unaffiliated Issuers ^— 79.6%
Deutsche Bank
$75,000,000	1.73%	12/15/2004	$75,000,000
Maturity Value: $75,324,375 Dated: 09/16/04 Collateralized by U.S. Treasury Bill, 0.00%, due 03/17/2005 and U.S. Treasury Notes, 1.63% to 2.25%, due 10/31/2005 to 04/30/2006
Joint Repurchase Agreement Account I
2,786,300,000	1.77	10/01/2004	2,786,300,000
Maturity Value: $2,786,436,683
UBS LLC
78,900,000	1.71	10/01/2004	78,900,000
Maturity Value: $78,903,748 Collateralized by U.S Treasury Note, 1.63%, due 01/31/2005
100,000,000	1.43	10/12/2004	100,000,000
Maturity Value: $100,357,500 Dated: 07/14/04 Collateralized by U.S. Treasury Notes, 1.13% to 2.75%, due 06/30/2005 to 06/30/2006
90,000,000	1.46	10/25/2004	90,000,000
Maturity Value: $90,354,050 Dated: 07/20/04 Collateralized by U.S. Treasury Notes, 1.88% to 4.25%, due 01/31/2006 to 08/15/2014

Total Repurchase Agreements-Unaffiliated Issuers			$3,130,200,000

Repurchase Agreements-Affiliated Issuers ^— 1.8%
Goldman, Sachs & Co.
$70,000,000	1.75%	10/01/2004	$70,000,000
Maturity Value: $70,003,403 Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 11/15/2006 to 02/15/2009

Total Repurchase Agreements-Affiliated Issuers			$70,000,000

Total Investments — 100.1%			$3,937,012,407

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Treasury Obligations Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $2,786,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

Statement of Investments

Financial Square Federal Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 101.5%
Federal Farm Credit Bank
$650,000,000	1.49%	†	10/01/2004	$650,000,000
100,000,000	1.54	#	10/01/2004	99,997,030
70,000,000	1.55	#	10/01/2004	69,979,485
100,000,000	1.59	#	10/01/2004	100,000,000
42,000,000	1.75	#	10/01/2004	41,991,577
215,000,000	1.77	#	10/01/2004	214,977,779
70,000,000	1.57	#	10/03/2004	70,000,000
75,000,000	1.55	#	10/04/2004	74,999,710
170,000,000	1.64		10/04/2004	169,976,767
100,000,000	1.65		10/04/2004	99,986,250
45,000,000	1.67		10/04/2004	44,993,737
115,000,000	1.00	#>	10/05/2004	115,000,000
75,000,000	1.67		10/05/2004	74,986,083
50,000,000	1.66		10/06/2004	49,988,472
115,000,000	1.66	#	10/08/2004	115,000,000
80,000,000	1.67		10/08/2004	79,974,022
30,000,000	1.85	#	10/12/2004	29,989,239
75,000,000	1.67		10/13/2004	74,958,250
119,000,000	1.68		10/14/2004	118,927,807
35,000,000	1.67		10/15/2004	34,977,269
100,000,000	1.68		10/15/2004	99,934,667
50,000,000	1.72	#	10/17/2004	49,992,708
65,000,000	1.69		10/20/2004	64,942,024
35,715,000	1.73	#	10/24/2004	35,691,434
50,000,000	1.77	#	10/25/2004	49,997,981
47,000,000	1.84		02/28/2005	46,639,667
Federal Home Loan Bank
142,300,000	1.70		10/01/2004	142,300,000
60,000,000	1.50	#	10/03/2004	59,969,722
220,000,000	1.48	#	10/05/2004	219,868,470
200,000,000	1.54	#	10/05/2004	199,997,369
25,462,000	1.44		10/06/2004	25,456,908
175,000,000	1.72		10/06/2004	174,958,194
84,114,000	1.46		10/08/2004	84,090,121
17,700,000	1.71		10/08/2004	17,694,115
58,500,000	1.72		10/08/2004	58,480,435
155,000,000	1.73		10/08/2004	154,947,860
50,000,000	1.74		10/08/2004	49,983,083
33,400,000	1.15		10/13/2004	33,387,197
67,754,000	1.46		10/13/2004	67,721,026
70,000,000	1.15		10/15/2004	69,968,694
6,904,000	1.47		10/15/2004	6,900,053
19,000,000	3.63		10/15/2004	19,018,283
75,000,000	1.54	#	10/19/2004	74,987,610
75,000,000	1.50		10/20/2004	74,940,823
5,643,000	1.73		10/20/2004	5,637,848
100,000,000	1.51		10/22/2004	99,911,917
18,500,000	1.72		10/22/2004	18,481,438
100,000,000	1.74		10/22/2004	99,898,500
70,000,000	1.76	#	10/25/2004	69,992,942
210,000,000	1.57		10/27/2004	209,762,389
100,000,000	1.60		10/27/2004	99,884,444
14,300,000	1.73		10/27/2004	14,282,133
50,000,000	1.74		10/27/2004	49,937,167
100,000,000	1.58		10/29/2004	99,877,208
79,400,000	1.51		11/03/2004	79,290,097
68,400,000	1.52		11/03/2004	68,304,696
115,000,000	1.58		11/10/2004	114,798,666
81,000,000	1.59		11/10/2004	80,857,350
16,000,000	1.60		11/12/2004	15,970,227
43,000,000	2.00		11/15/2004	43,027,001
70,000,000	1.43		11/17/2004	69,869,314
147,500,000	1.60		11/17/2004	147,191,889
45,000,000	1.62		11/17/2004	44,904,825
50,000,000	1.44		11/19/2004	49,902,000
36,000,000	1.74		11/19/2004	35,914,740
75,000,000	1.65		11/24/2004	74,814,375
150,000,000	1.64	#	11/26/2004	149,938,922
35,000,000	1.50		12/07/2004	35,000,000
345,000,000	1.80	#	12/15/2004	344,966,566
60,000,000	1.73		12/17/2004	59,777,983
57,000,000	1.84	#	12/21/2004	56,999,388
50,000,000	1.43		12/24/2004	50,000,000
75,000,000	1.84	#	12/28/2004	74,944,199
15,032,000	1.67		12/29/2004	14,969,939
170,000,000	1.90	#	12/30/2004	169,990,993
44,650,000	1.72		02/04/2005	44,381,207
35,000,000	1.83		02/11/2005	34,763,112
30,000,000	4.38		02/15/2005	30,341,636
50,000,000	1.81		02/16/2005	49,653,083
60,000,000	1.88		02/25/2005	59,540,625
40,000,000	1.85		03/02/2005	39,687,556
50,000,000	1.86		03/02/2005	49,608,389
20,258,000	1.94		03/02/2005	20,092,064
30,000,000	1.95		03/04/2005	29,749,750
20,000,000	1.88		03/09/2005	19,833,668
50,000,000	1.94		03/11/2005	49,566,194
50,000,000	1.94		03/16/2005	49,553,875
35,000,000	1.40		04/01/2005	34,991,485
35,000,000	1.40		04/15/2005	34,997,369
35,000,000	1.33		05/02/2005	35,000,000
30,000,000	4.13		05/13/2005	30,484,948

Total U.S. Government Agency Obligations				$7,373,916,038

Total Investments — 101.5%				$7,373,916,038

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

>	All or portion represents a forward commitment.

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.

†	Federal Farm Credit Bank Funding Corporation issued Master Note Purchase Agreement.

Statement of Investments

Financial Square Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations — 38.2%
Asset Backed
Asset Portfolio Funding Corp.
$57,571, 000	1.56%		10/18/2004	$57,528,589
Atlantis One Funding Corp.
182,185,000	1.62		11/01/2004	181,930,852
50,000,000	1.65		11/15/2004	49,896,875
Edison Asset Securitization Corp.
70,000,000	2.00		03/07/2005	69,389,445
Ford Credit Floor Plan Master Owner Trust (Motown)
100,000,000	1.80		10/25/2004	99,880,000
115,000,000	1.67		11/16/2004	114,754,603
52,000,000	1.83		12/14/2004	51,804,393
Gemini Securitization Corp.
175,000,000	1.53		10/01/2004	175,000,000
Govco, Inc.
175,000,000	1.56		10/21/2004	174,848,333
Grampian Funding Ltd.
180,000,000	1.68		11/23/2004	179,554,800
100,000,000	1.80		12/14/2004	99,630,000
Hatteras Funding Corp.
42,410,000	1.55		10/13/2004	42,388,088
Nieuw Amsterdam Receivables Corp.
90,497,000	1.58		10/25/2004	90,401,677
52,588,000	2.11		03/28/2005	52,039,361
Thames Asset Global Securitization I
90,000,000	1.66		11/18/2004	89,801,400
Tulip Funding Corp.
180,000,000	1.62		10/01/2004	180,000,000
75,000,000	1.72		11/23/2004	74,810,083
Asset-Backed-Special Purpose Finance Companies
Cancara Asseat Securitisation Ltd.
73,139,000	1.56		10/20/2004	73,078,782
74,856,000	1.57		10/20/2004	74,793,974
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	1.74		10/13/2004	99,942,000
150,000,000	1.75		10/18/2004	149,876,042
75,000,000	1.80		10/26/2004	74,906,250
100,000,000	1.83		12/14/2004	99,623,833
Discover Card Master Trust I Series 2000-A (New Castle)
150,000,000	1.85		12/13/2004	149,437,292
100,000,000	1.85		12/14/2004	99,619,722
Kittyhawk Funding Corp.
40,744,000	2.02		03/21/2005	40,353,061
Scaldis Capital LLC
100,000,000	1.53		10/15/2004	99,940,500
Business Credit Institution
General Electric Capital Corp.
125,000,000	1.75		02/01/2005	124,252,604
Commercial Banks
Bank of America Corp.
150,000,000	1.65		11/10/2004	149,725,000
Calyon
80,000,000	1.84		01/19/2005	79,550,222
Danske Corp.
215,000,000	1.59		10/29/2004	214,734,953
DePfa Bank PLC
50,000,000	1.99		03/14/2005	49,546,722
Mortgage Bank
Nationwide Building Society
125,000,000	1.90		02/25/2005	124,030,209
Transportation Services
Network Rail Finance PLC
43,000,000	1.53		10/15/2004	42,974,415
50,000,000	1.30		11/04/2004	49,938,729

Total Commercial Paper and Corporate Obligations				$3,579,982,809

Medium-Term Note-Eurodollar# — 0.4%
Bank Of Western Australia Ltd.
$34,400,000	1.79%		10/25/2004	$34,413,747

Total Medium-Term Note-Eurodollar				$34,413,747

Certificates of Deposit-Eurodollar — 10.6%
Alliance & Leicester PLC
$45,000,000	1.53%		12/02/2004	$45,000,382
30,000,000	1.56		12/07/2004	30,000,549
25,000,000	1.40		01/13/2005	25,000,356
27,000,000	1.42		02/02/2005	27,000,917
Banco Bilbao Vizcaya Argentaria SA
235,000,000	2.07		03/21/2005	234,972,611
100,000,000	2.07		03/29/2005	100,000,000
Credit Suisse First Boston, Inc.
175,000,000	1.55		10/18/2004	175,000,000
Landesbank Baden-Wuerttemberg
50,000,000	1.19		10/20/2004	50,000,262
40,000,000	1.13		12/29/2004	40,000,981
Landesbank Hessen-Thueringen Girozentrale
80,000,000	1.31		10/18/2004	79,994,780
50,000,000	1.51		11/19/2004	50,000,000
39,000,000	1.51		11/30/2004	39,000,000
50,000,000	1.21		12/31/2004	50,009,914
Unicredito Italiano SpA
50,000,000	1.55		10/18/2004	50,000,117

Total Certificates of Deposit-Eurodollar				$995,980,869

Certificates of Deposit-Yankeedollar — 2.1%
Bayerische Landesbank Girozentrale
$25,000,000	1.49%		05/06/2005	$24,997,776
HSH Nordbank AG
55,000,000	1.38		01/31/2005	54,999,540
Landesbank Hessen-Thueringen Girozentrale
25,000,000	1.40		02/02/2005	24,998,727
Royal Bank Canada
30,000,000	1.40		02/08/2005	30,000,000
Toronto-Dominion Bank
65,000,000	1.14		12/29/2004	65,000,000

Total Certificates of Deposit-Yankeedollar				$199,996,043

U.S. Government Agency Obligations — 11.6%
Federal Home Loan Bank
$200,000,000	1.48%	#	10/05/2004	$199,883,720
100,000,000	1.54	#	10/19/2004	99,983,480
20,000,000	1.40		04/15/2005	19,998,497
15,000,000	1.50		05/04/2005	15,000,000

Statement of Investments

Financial Square Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Federal Home Loan Mortgage Corp.
$45,000, 000	1.24%		10/07/2004	$44,990,737
182,000,000	1.54	#	10/07/2004	182,000,000
35,000,000	1.35		03/08/2005	34,792,625
Federal National Mortgage Association
170,000,000	1.48	#	10/03/2004	169,888,481
109,872,000	1.30		11/12/2004	109,706,002
140,000,000	1.67	#	12/06/2004	139,921,468
75,000,000	2.00		03/09/2005	74,337,500

Total U.S. Government Agency Obligations				$1,090,502,510

Variable Rate Obligations# — 24.1%
Allstate Life Global Funding II
$30,000, 000	1.82%		10/18/2004	$30,000,000
American Express Credit Corp.
30,000,000	1.75		10/05/2004	30,000,000
Barclays Bank PLC
50,000,000	1.60		10/04/2004	49,997,424
60,000,000	1.65		10/08/2004	59,998,312
Bayerische Landesbank Girozentrale
105,000,000	1.74		10/20/2004	104,994,216
BNP Paribas SA
160,000,000	1.79		10/01/2004	159,981,460
50,000,000	1.90		12/30/2004	49,994,771
Canadian Imperial Bank of Commerce
85,000,000	1.78		10/29/2004	84,984,679
Compass Securitization LLC
50,000,000	1.70		10/12/2004	49,995,650
60,000,000	1.74		10/18/2004	59,994,558
Credit Agricole Indosuez
50,000,000	1.80		10/01/2004	49,994,937
100,000,000	1.71		11/29/2004	99,993,021
DePfa-Bank Europe PLC
50,000,000	1.86		12/15/2004	50,000,000
Deutsche Bank AG
150,000,000	1.67		10/08/2004	150,000,000
General Electric Capital Corp.
75,000,000	1.84		10/12/2004	75,000,000
HBOS Treasury Services PLC
177,000,000	1.65		10/21/2004	177,028,193
25,000,000	1.71		10/29/2004	25,015,401
75,000,000	1.75		11/19/2004	75,000,000
HSH Nordbank AG
50,000,000	1.78		10/29/2004	49,997,516
ING Bank NV
51,000,000	1.70		11/22/2004	51,000,345
Landesbank Baden-Wuerttemberg
30,000,000	1.69		10/12/2004	29,999,479
35,000,000	1.71		11/29/2004	34,997,842
Metropolitan Life Global Funding I
40,000,000	1.77		10/15/2004	40,000,000
Monumental Life Insurance Co.†
80,000,000	1.80		10/01/2004	80,000,000
Morgan Stanley, Inc.
25,000,000	1.70		10/04/2004	25,000,000
Natexis Banque Populaires
50,000,000	1.92		10/01/2004	49,999,942
Nationwide Building Society
50,000,000	1.98		12/28/2004	50,000,000
New York Life Insurance Co.†
40,000,000	1.67		10/01/2004	40,000,000
100,000,000	1.67		10/01/2004	100,000,000
25,000,000	1.67		10/01/2004	25,000,000
Rabobank Nederland
65,000,000	1.79		10/01/2004	64,992,663
Societe Generale
100,000,000	1.68		10/12/2004	99,993,241
75,000,000	1.78		10/29/2004	74,996,585
Westdeutsche Landesbank Girozentrale
60,000,000	1.72		11/29/2004	59,996,119

Total Variable Rate Obligations				$2,257,946,354

Total Investments before Repurchase Agreements				$8,158,822,332

Repurchase Agreements-Unaffiliated Issuers^ — 12.8%
Joint Repurchase Agreement Account I
$222,000,000	1.77%		10/01/2004	$222,000,000
Maturity Value: $222,010,896
Joint Repurchase Agreement Account II
700,000,000	1.91		10/01/2004	700,000,000
Maturity Value: $700,037,164
Salomon Smith Barney, Inc.
85,000,000	1.98		10/01/2004	85,000,000
Maturity Value: $85,004,675 Collateralized by corporate issues, 4.00% to 8.75%, due 10/01/2008 to 01/25/2044, ratings range from AAA to BBB-
UBS LLC
2,500,000	1.71		10/01/2004	2,500,000
Maturity Value: $2,500,119 Collateralized by U.S. Treasury Bond, 9.38%, due 02/15/2006
190,000,000	1.90		10/01/2004	190,000,000
Maturity Value: $190,010,028 Collateralized by FHLMC, 4.50% to 8.50%, 05/01/2007 to 09/01/2034 and FNMA, 5.00% to 7.25%, due 01/01/2008 to 08/01/2034

Total Repurchase Agreements-Unaffiliated Issuers				$1,199,500,000

Repurchase Agreements-Affiliated Issuers^ — 0.1%
Goldman, Sachs & Co.
$5,000,000	1.75%		10/01/2004	$5,000,000
Maturity Value: $5,000,243 Collateralized by U.S. Treasury Bond, 14.00%, due 11/15/2011

Total Repurchase Agreements-Affiliated Issuers				$5,000,000

Total Investments — 99.9%				$9,363,322,332

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the LIBOR rate.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

†	Insurance company issued short-term funding agreement.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Money Market Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $222,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Money Market Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $700,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

Statement of Investments

Financial Square Prime Obligations Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations — 24.4%
Asset Backed
Apreco, LLC
$2,000,000	1.66%		11/15/2004	$1,995,850
Asset Portfolio Funding Corp.
50,203,000	1.53		10/01/2004	50,203,000
60,051,000	1.52		10/06/2004	60,038,322
79,518,000	1.52		10/13/2004	79,477,711
CRC Funding LLC
95,000,000	1.49		10/07/2004	94,976,408
2,000,000	1.59		10/12/2004	1,999,028
150,000,000	1.53		10/15/2004	149,910,750
150,000,000	1.66		11/16/2004	149,681,834
85,000,000	1.67		11/22/2004	84,794,961
CXC, Inc.
100,000,000	1.53		10/13/2004	99,949,000
75,000,000	1.67		11/22/2004	74,819,083
100,000,000	1.90		02/23/2005	99,234,722
40,000,000	1.98		03/14/2005	39,639,200
Edison Asset Securitization Corp.
217,580,000	1.49		10/05/2004	217,543,978
1,500,000	1.80		12/09/2004	1,494,825
110,000,000	2.00		03/07/2005	109,040,556
100,000,000	1.98		03/09/2005	99,125,500
Falcon Asset Securitization Corp.
216,047,000	1.73		10/14/2004	215,912,031
125,492,000	1.53		10/15/2004	125,417,332
FCAR Owner Trust Series I
140,000,000	1.55		10/15/2004	139,915,611
100,000,000	1.65		11/09/2004	99,821,250
100,000,000	1.65		11/16/2004	99,789,167
100,000,000	1.80		12/03/2004	99,685,000
Fleet Funding Corp.
2,000,000	1.71		10/15/2004	1,998,670
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
65,000,000	1.53		10/12/2004	64,969,613
210,000,000	1.55		10/14/2004	209,882,458
100,000,000	1.67		11/16/2004	99,786,611
50,000,000	1.75		12/01/2004	49,851,736
51,000,000	1.87		12/20/2004	50,788,067
Galaxy Funding Inc.
2,000,000	1.80		12/08/2004	1,993,200
Govco, Inc.
180,000,000	1.58		10/25/2004	179,810,400
100,000,000	1.66		11/19/2004	99,774,056
175,000,000	1.67		11/22/2004	174,577,861
75,000,000	1.68		11/24/2004	74,811,000
Greyhawk Funding LLC
2,000,000	1.60		10/12/2004	1,999,022
Hatteras Funding Corp.
80,575,000	1.54		10/01/2004	80,575,000
82,981,000	1.54		10/13/2004	82,938,403
43,897,000	1.58		10/18/2004	43,864,248
63,965,000	1.66		11/15/2004	63,832,272
48,653,000	1.81		12/02/2004	48,501,338
Jupiter Securitization Corp.
118,980,000	1.64		10/05/2004	118,958,319
200,000,000	1.64		10/06/2004	199,954,445
Mont Blanc Capital Corp.
2,000,000	1.65		11/15/2004	1,995,875
Park Avenue Receivables Corp.
144,689,000	1.70		10/06/2004	144,654,837
Preferred Receivables Funding Corp.
37,428,000	1.64		10/05/2004	37,421,180
Variable Funding Capital Corp.
2,000,000	1.75		10/15/2004	1,998,639
Asset-Backed-Special Purpose Finance Companies
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	1.54		10/04/2004	99,987,167
50,000,000	1.75		12/02/2004	49,849,305
Discover Card Master Trust I Series 2000-A (New Castle)
85,000,000	1.52		10/14/2004	84,953,344
90,000,000	1.66		11/16/2004	89,809,100
KittyHawk Funding Corp.
76,888,000	1.65		11/15/2004	76,729,419
Park Granada LLC
135,000,000	1.83		10/07/2004	134,958,825
153,000,000	1.83		10/08/2004	152,945,558
Business Credit Institutions
General Electric Capital Corp.
600,000,000	1.64		11/01/2004	599,152,667
120,000,000	1.66		11/18/2004	119,734,400
105,000,000	1.75		02/01/2005	104,372,187
Financial Services
General Electric Capital Services
1,500,000	1.66		11/17/2004	1,496,749
Security and Commodity Brokers, Dealers and Services
Morgan Stanley
2,500,000	1.73		10/04/2004	2,499,640

Total Commercial Paper and Corporate Obligations				$5,545,890,730

Certificate of Deposit — 1.3%
Citibank, N.A.
$300,000,000	1.66%		11/23/2004	$300,000,000

Total Certificate of Deposit				$300,000,000

Bank Notes — 1.0%
Wachovia Corp.
$26,330,000	7.55%		08/18/2005	$27,489,553
World Savings Bank, FSB
200,000,000	1.78		12/09/2004	199,992,368

Total Bank Notes				$227,481,921

Master Demand Note — 1.7%
Bank of America Corp.
$390,000,000	1.96%		10/02/2004	$390,000,000

Total Master Demand Note				$390,000,000

U.S. Government Agency Obligations — 37.5%
Federal Home Loan Bank
$210,000,000	1.50%	#	10/03/2004	$209,894,025
275,000,000	1.48	#	10/05/2004	274,846,145
500,000,000	1.54	#	10/19/2004	499,917,400
1,750,000	1.41		11/10/2004	1,747,258
2,500,000	1.39		11/12/2004	2,495,946
65,000,000	1.48		11/19/2004	65,000,000

Statement of Investments

Financial Square Prime Obligations Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

$375,000,000	1.80	#	12/15/2004	$374,957,481
2,000,000	2.13		12/15/2004	2,003,703
400,000,000	1.84	#	12/21/2004	399,962,324
500,000	1.50		03/01/2005	500,000
28,880,000	1.40		04/01/2005	28,872,974
335,000,000	1.40		04/15/2005	334,967,297
2,100,000	1.63		04/15/2005	2,103,822
150,000,000	1.33		05/02/2005	150,000,000
50,000,000	1.50		05/04/2005	50,000,000
530,000	1.66		05/16/2005	530,000
Federal Home Loan Mortgage Corp.
116,922,000	1.24		10/07/2004	116,897,934
909,125,000	1.54	#	10/07/2004	909,125,000
65,000,000	1.57		10/26/2004	64,929,132
245,000,000	1.67	#	11/07/2004	245,000,000
2,000,000	1.60		11/09/2004	1,996,533
225,000,000	1.51		12/07/2004	224,997,368
275,615,000	1.83	#	12/09/2004	275,673,699
2,500,000	1.19		12/29/2004	2,492,645
64,685,000	1.24		01/11/2005	64,457,740
50,000,000	1.35		01/11/2005	49,809,458
50,000,000	1.88		02/22/2005	49,624,000
Federal National Mortgage Association
200,000,000	1.48	#	10/03/2004	199,868,801
50,000,000	1.25		10/15/2004	49,975,694
150,000,000	1.73	#	10/18/2004	150,000,000
100,000,000	1.56	#	10/28/2004	99,989,047
400,000,000	1.73	#	10/29/2004	399,706,860
1,500,000	1.25		11/03/2004	1,498,281
435,000,000	1.56	#	11/08/2004	434,559,959
5,000,000	1.60		11/10/2004	4,991,111
145,000,000	1.58	#	11/11/2004	144,984,123
125,000,000	1.27		11/12/2004	124,814,792
704,000	1.46		11/12/2004	702,801
100,521,000	1.17		12/01/2004	100,322,569
330,000,000	1.67	#	12/06/2004	329,814,890
350,000,000	1.79	#	12/15/2004	349,982,292
192,400,000	1.10		12/16/2004	191,953,204
295,000,000	1.16		12/16/2004	294,277,578
190,750,000	1.86	#	12/23/2004	190,740,572
80,964,000	1.14		01/07/2005	80,712,742
50,000,000	1.24		01/07/2005	49,831,903
52,000,000	1.30		01/07/2005	51,815,978
192,131,000	1.31		01/07/2005	191,445,839
1,600,000	1.38		02/14/2005	1,599,855
250,000,000	1.88		02/23/2005	248,106,944
146,048,000	1.35		03/04/2005	145,204,573
175,000,000	2.00		03/09/2005	173,454,167
75,000,000	1.36		04/01/2005	74,484,333
50,000,000	1.36		05/03/2005	49,998,632
225,000	1.61		05/13/2005	225,000

Total U.S. Government Agency Obligations				$8,537,864,424

Variable Rate Obligations# — 16.0%
AIG FP Matched Funding
$110,000,000	1.58%		10/20/2004	$109,997,266
Allstate Life Global Funding II
50,000,000	1.75		10/15/2004	50,000,000
70,000,000	1.82		10/18/2004	70,000,000
American Express Centurion Bank
100,000,000	1.72		10/15/2004	99,989,153
100,000,000	1.79		10/22/2004	100,000,000
150,000,000	1.80		10/26/2004	150,000,000
100,000,000	1.79		10/27/2004	99,998,401
100,000,000	1.80		10/29/2004	99,986,786
American Express Credit Corp.
70,000,000	1.75		10/05/2004	70,000,000
BellSouth Telecommunications, Inc.
200,000,000	1.88		12/06/2004	200,000,000
Chase Manhattan Bank USA
1,550,000	1.70		10/12/2004	1,550,000
Citigroup, Inc.
54,500,000	1.78		11/08/2004	54,520,249
Fairway Finance Corp.
200,000,000	1.71		10/15/2004	199,997,476
General Electric Capital Corp.
1,000,000	1.84		10/11/2004	1,000,000
155,000,000	1.84		10/12/2004	155,000,000
1,500,000	1.87		10/18/2004	1,500,000
Hartford Life Insurance Co.†
100,000,000	1.55		10/01/2004	100,000,000
M & I Marshall & IIsley Bank
68,000,000	1.61		10/04/2004	67,998,799
Merrill Lynch & Co., Inc.
35,000,000	1.75		10/01/2004	35,053,086
125,000,000	1.70		10/04/2004	125,000,000
58,700,000	1.91		10/13/2004	58,763,685
150,000,000	1.93		10/21/2004	150,165,499
50,000,000	1.90		11/23/2004	50,061,532
Metropolitan Life Global Funding I
85,000,000	1.88		10/28/2004	85,000,000
Monumental Life Insurance Co.†
120,000,000	1.80		10/01/2004	120,000,000
55,000,000	1.81		10/01/2004	55,000,000
Morgan Stanley
350,000,000	1.96		10/01/2004	350,000,000
25,000,000	1.70		10/04/2004	25,000,000
150,000,000	1.85		10/27/2004	150,000,000
New York Life Insurance Co.†
300,000,000	1.67		10/01/2004	300,000,000
Pacific Life Insurance Co.†
100,000,000	1.69		10/04/2004	100,000,000
50,000,000	1.74		10/13/2004	50,000,000
Travelers Insurance Co.†
150,000,000	1.78		10/29/2004	150,000,000
U.S. Bank N.A.
25,000,000	1.75		10/29/2004	24,995,645
Wells Fargo & Co.
140,000,000	1.88		12/17/2004	140,017,505
42,500,000	2.00		12/29/2004	42,529,460

Total Variable Rate Obligations				$3,643,124,542

Total Investments before Repurchase Agreements				$18,644,361,617

Repurchase Agreements-Unaffiliated Issuers^ — 15.7%
Deutsche Bank
$265,000,000	1.61%		11/09/2004	$265,000,000
Maturity Value: $266,090,328

Statement of Investments

Financial Square Prime Obligations Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Dated: 08/09/04 Collateralized by FHLMC, 4.50% to 5.50%, due 05/01/2017 to 09/01/2034 and FNMA, 4.50% to 6.00%, due 08/01/2014 to 08/01/2034
Joint Repurchase Agreement Account I
$306,500,000	1.77%	10/01/2004	$306,500,000
Maturity Value: $306,515,044
Joint Repurchase Agreement Account II
2,360,000,000	1.91	10/01/2004	2,360,000,000
Maturity Value: $2,360,125,277
Salomon Smith Barney, Inc.
170,000,000	1.98	10/01/2004	170,000,000
Maturity Value: $170,009,350 Collateralized by corporate issues, 0.00% to 8.98%, due 12/15/2006 to 07/20/2043, ratings range from AAA to B-
UBS LLC
32,200,000	1.71	10/01/2004	32,200,000
Maturity Value: $32,201,530 Collateralized by U.S. Treasury Bonds, 9.38% to 13.25%, due 02/15/2006 to 05/15/2014
150,000,000	1.90	10/01/2004	150,000,000
Maturity Value: $150,007,917 Collateralized by FHLMC, 4.00% to 9.00%, due 09/01/2014 to 09/01/2034 and FNMA, 5.00% to 7.00%, due 01/01/2008 to 09/01/2034
300,000,000	1.65	11/15/2004	300,000,000
Maturity Value: $301,251,250 Dated: 08/16/04 Collateralized by FHLMC, 4.00% to 10.50%, due 07/15/1993 to 09/01/2034 and FNMA, 5.00% to 8.25%, due 02/01/2007 to 09/01/2034

Total Repurchase Agreements-Unaffiliated Issuers			$3,583,700,000

Repurchase Agreements-Affiliated Issuers^ — 2.4%
Goldman, Sachs & Co.
$50,000,000	1.75%	10/01/2004	$50,000,000
Maturity Value: $50,002,431 Collateralized by U.S. Treasury Interest-Only Stripped Security, 0.00%, due 11/15/2005
500,000,000	1.90	10/01/2004	500,000,000
Maturity Value: $500,026,389 Collateralized by FNMA, 5.00% to 6.00%, due 03/01/2018 to 09/01/2034

Total Repurchase Agreements-Affiliated Issuers			$550,000,000

Total Investments — 100.0%			$22,778,061,617

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the federal funds or LIBOR rate.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

†	Insurance company issued short-term funding agreement.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Prime Obligations Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $306,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Prime Obligations Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,360,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

Statement of Investments

Financial Square Government Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 53.8%
Federal Home Loan Bank
$20,000,000	1.50%	#	10/03/2004	$19,989,907
50,000,000	1.48	#	10/05/2004	49,968,519
50,000,000	1.54	#	10/05/2004	49,999,344
50,000,000	1.54	#	10/19/2004	49,991,740
42,135,000	2.00		11/15/2004	42,161,458
20,000,000	1.80	#	12/15/2004	19,998,252
20,000,000	1.84	#	12/21/2004	19,999,785
50,000,000	1.84	#	12/28/2004	49,962,799
40,000,000	1.90	#	12/30/2004	39,999,103
20,000,000	1.40		04/01/2005	19,995,134
20,000,000	1.40		04/15/2005	19,997,959
Federal Home Loan Mortgage Corp.
50,000,000	1.54	#	10/07/2004	50,000,000
50,000,000	1.50		10/19/2004	49,962,500
50,000,000	1.57		10/26/2004	49,945,486
25,000,000	1.51		12/07/2004	24,999,708
25,000,000	1.83	#	12/09/2004	25,001,396
23,000,000	1.81	#	12/20/2004	22,996,713
48,000,000	1.86		02/22/2005	47,642,880
50,000,000	1.88		02/22/2005	49,624,000
50,000,000	1.74		02/28/2005	49,637,500
48,600,000	1.97		03/15/2005	48,161,182
21,975,000	2.00		03/15/2005	21,773,563
50,000,000	1.99		03/22/2005	49,524,611
33,780,000	2.02		03/22/2005	33,453,986
Federal National Mortgage Association
25,000,000	1.48	#	10/03/2004	24,983,600
50,000,000	1.49	#	10/03/2004	49,996,800
50,000,000	1.45		10/06/2004	49,989,931
100,000,000	1.48		10/13/2004	99,950,750
50,000,000	1.65	#	10/15/2004	49,987,807
75,000,000	1.73	#	10/18/2004	74,995,674
50,000,000	1.53		10/20/2004	49,959,625
50,000,000	1.57		10/27/2004	49,943,306
50,000,000	1.58		10/27/2004	49,942,944
75,000,000	1.56	#	10/28/2004	74,992,651
70,000,000	1.72	#	10/29/2004	69,969,577
48,000,000	1.73	#	10/29/2004	47,964,823
35,000,000	1.25		11/03/2004	34,959,896
50,000,000	1.56	#	11/08/2004	49,949,420
100,000,000	1.60		11/10/2004	99,822,500
70,000,000	1.58	#	11/11/2004	69,992,335
100,000,000	1.67	#	12/06/2004	99,943,906
40,000,000	1.86		12/08/2004	39,859,467
70,000,000	1.86		12/22/2004	69,703,832
40,000,000	1.30		01/07/2005	39,858,444
35,000,000	1.80		01/19/2005	34,807,500
38,683,000	1.87		02/02/2005	38,433,838
30,000,000	7.13		02/15/2005	30,644,047
98,000,000	1.87		02/23/2005	97,261,869
48,000,000	1.88		03/02/2005	47,618,987
10,000,000	3.88		03/15/2005	10,116,102
25,000,000	1.35		04/28/2005	25,000,000

Total U.S. Government Agency Obligations				$2,385,437,156

Total Investments before Repurchase Agreements				$2,385,437,156

Repurchase Agreements-Unaffiliated Issuers ^— 43.7%
Deutsche Bank
$50,000,000	1.62%		11/15/2004	$50,000,000
Maturity Value: $50,261,000 Dated: 07/22/04 Collateralized by FHLMC, 5.00%, due 12/01/2018 and FNMA, 4.50%, due 01/01/2014 to 03/01/2019
75,000,000	1.70		11/24/2004	75,000,000
Maturity Value: $75,322,292 Dated: 08/25/04 Collateralized by U.S. Treasury Bill, 0.00%, due 03/17/2005 and U.S. Treasury Notes, 1.63% to 2.25%, due 10/31/2005 to 04/30/2006
Joint Repurchase Agreement Account I
38,000,000	1.77		10/01/2004	38,000,000
Maturity Value: $38,001,864
Joint Repurchase Agreement Account II
1,450,000,000	1.91		10/01/2004	1,450,000,000
Maturity Value: $1,450,076,971
Merrill Lynch & Co., Inc.
50,000,000	1.54		10/01/2004	50,000,000
Maturity Value: $50,126,194 Dated: 08/03/04 Collateralized by FHLMC, 6.00%, due 04/01/2034 and FNMA, 5.50% to 7.00%, due 08/01/2019 to 08/01/2034
UBS LLC
2,400,000	1.71		10/01/2004	2,400,000
Maturity Value: $2,400,114 Collateralized by U.S. Treasury Bond, 9.38%, due 02/15/2006
75,000,000	1.65		11/15/2004	75,000,000
Maturity Value: $75,312,813 Dated: 08/16/04 Collateralized by FHLMC, 4.50% to 6.50%, due 01/01/2010 to 08/31/2034 and FNMA, 5.00% to 7.50%, due 10/01/2009 to 07/01/2034
100,000,000	1.65		11/17/2004	100,000,000
Maturity Value: $100,412,500 Dated: 08/19/04 Collateralized by FHLMC, 4.50% to 6.50%, due 01/01/2009 to 06/01/2034 and FNMA, 4.00% to 9.50%, due 01/01/2009 to 04/01/2034
100,000,000	1.68		11/22/2004	100,000,000
Maturity Value: $100,424,667 Dated: 08/23/04 Collateralized by FHLMC, 0.00% to 6.00%, due 03/01/2009 to 06/01/2034 and FNMA, 5.00% to 10.50%, due 03/01/2009 to 08/01/2033

Total Repurchase Agreements-Unaffiliated Issuers				$1,940,400,000

Repurchase Agreements-Affiliated Issuers ^— 2.5%
Goldman, Sachs & Co.
$35,000,000	1.75%		10/01/2004	$35,000,000
Maturity Value: $35,001,701 Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2007
75,000,000	1.79		10/28/2004	75,000,000
Maturity Value: $75,111,875 Dated: 09/28/04 Collateralized by FNMA, 5.50%, due 01/01/2034

Statement of Investments

Financial Square Government Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Total Repurchase Agreements-Affiliated Issuers			$110,000,000

Total Investments — 100.0%			$4,435,837,156

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the LIBOR rate.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Government Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $38,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to0 3/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,450,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 3.1%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	1.73%	10/06/2004	$11,275,000
Auburn University General Fee VRDN RB Floaters Series 2004 970 (AMBAC) (Morgan Stanley SPA) (VMIG1)
7,140,000	1.73	10/07/2004	7,140,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
4,420,000	1.70	10/07/2004	4,420,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (SouthTrust Bank SPA) (A-1/P-1)
18,490,000	1.72	10/06/2004	18,490,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
15,400,000	1.72	10/01/2004	15,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
21,305,000	1.72	10/01/2004	21,305,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
7,000,000	1.72	10/01/2004	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
10,400,000	1.72	10/01/2004	10,400,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	1.74	10/01/2004	6,150,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank SPA) (A-1/VMIG1)
9,705,000	1.71	10/07/2004	9,705,000
Jefferson County Sewer Revenue Capital Improvement VRDN Series 2002 A (FGIC) (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
15,250,000	1.70	10/07/2004	15,250,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	1.75	10/07/2004	5,100,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1994 (A-1/VMIG1)
14,100,000	1.72	10/01/2004	14,100,000
Parrish IDRB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/VMIG1)
20,850,000	1.72	10/01/2004	20,850,000
University of Alabama General VRDN RB Eagle Series 20040032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
11,000,000	1.75	10/07/2004	11,000,000
University of Alabama General VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup SPA) (A-1+)
5,250,000	1.75	10/07/2004	5,250,000
University of Alabama General VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)
12,100,000	1.70	10/07/2004	12,100,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
6,200,000	1.66	10/06/2004	6,200,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
33,600,000	1.75	10/01/2004	33,600,000

			234,735,000

Alaska — 0.5%
Alaska State Housing Finance Corp. RB for State Capital Project Series 1998 A2 (Aa2/AA)
6,485,000	5.00%	06/01/2005	6,627,674
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
33,300,000	1.68	10/06/2004	33,300,000

			39,927,674

Arizona — 0.5%
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup SPA) (VMIG1)
5,185,000	1.75%	10/07/2004	5,185,000
Arizona State University RB P-Floats PT 2264 Series 2004 (FSA) (Merrill Lynch SPA) (A-1)
7,195,000	1.73	10/07/2004	7,195,000
City of Phoenix Water CP (Dexia Credit Local LOC) (A -1+/P-1)
5,000,000	1.09	11/10/2004	5,000,000
10,000,000	1.10	12/09/2004	10,000,000
Salt River Agricultural Project CP Series S-B (Bank of America / Bank One, N.A./ JP Morgan Chase & Co./ Citibank, N.A./M & I Marshall/ Wells Fargo Bank SPA) (A-1+/P-1)
13,000,000	1.40	10/22/2004	13,000,000

			40,380,000

California — 2.5%
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
20,255,000	1.68%	10/06/2004	20,255,000
California State Economic Recovery VRDN RB Series 2004 C12 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
16,600,000	1.69	10/06/2004	16,600,000
California State Economic Recovery VRDN RB Series 2004 C13 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
9,000,000	1.68	10/06/2004	9,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (HSH Nordbank AG SPA) (A-1)
28,960,000	1.70	10/06/2004	28,960,000
California Statewide Communities Development Authority VRDN RB Series 2004 M (A-1)
15,900,000	1.73	10/06/2004	15,900,000
California Statewide Community Development Authority CP for Kaiser Permanente Series S-K (A-1)
18,000,000	1.12	10/14/2004	18,000,000
12,000,000	1.17	11/09/2004	12,000,000
Clovis Unified School District TRANS Series 2004 (SP-1+)
25,500,000	2.50	06/30/2005	25,668,255
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (JP Morgan Chase & Co./ Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,200,000	1.68	10/07/2004	3,200,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
6,225,000	1.71	10/06/2004	6,225,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
11,200,000	1.69	10/06/2004	11,200,000
Newport Beach VRDN RB for Hoag Memorial Hospital

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Series 1999 B (A-1+/VMIG1)
$9,600,000	1.69%	10/06/2004	$9,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
6,000,000	1.69	10/06/2004	6,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,900,000	3.00	07/11/2005	6,971,026

			189,579,281

Colorado — 1.3%
Adams & Arapahoe Countys School District NOO 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup SPA) (VMIG1)
5,365,000	1.75%	10/07/2004	5,365,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FREDDIE MAC) (A-1+)
7,030,000	1.69	10/07/2004	7,030,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/VMIG1)
17,200,000	1.70	10/06/2004	17,200,000
Colorado State General Fund TRANS Series 2004 (SP-1+/MIG1)
18,500,000	3.00	06/27/2005	18,687,725
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.70	10/06/2004	5,000,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch SPA) (A-1+)
5,130,000	1.73	10/07/2004	5,130,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
13,200,000	1.69	10/06/2004	13,200,000
Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank LOC) (A-1+/P-1)
5,000,000	1.20	12/08/2004	5,000,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
7,265,000	1.73	10/07/2004	7,265,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)
17,185,000	1.73	10/07/2004	17,185,000

			101,062,725

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank SPA) (A-1+)
8,500,000	1.75%	10/07/2004	8,500,000

Florida — 5.7%
Broward County GO Float-PT 2138 Series 2004 (Merrill Lynch SPA) (A-1)
7,040,000	1.72%	10/07/2004	7,040,000
Broward County MF Hsg. VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	1.80	10/07/2004	2,500,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.70	10/07/2004	9,600,000
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	1.70	10/06/2004	6,000,000
Eagle Tax Exempt Trust GO VRDN Weekly Participation Certificate State of Florida Board of Education 20026006 B (MBIA)(Citibank SPA) (A-1+)
7,880,000	1.75	10/07/2004	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank SPA) (A-1+)
26,850,000	1.75	10/07/2004	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank SPA) (A-1+)
1,500,000	1.75	10/07/2004	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank SPA) (A-1+)
24,750,000	1.75	10/07/2004	24,750,000
Florida Local Government Pooled CP Notes (Wachovia Bank N.A. LOC) (A-1/P-1)
6,567,000	1.19	11/10/2004	6,567,000
Florida State Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch SPA) (A-1)
8,530,000	1.72	10/07/2004	8,530,000
Florida State Board of Education VRDN RB for Lottery P-Floats-PT-2036 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
8,180,000	1.72	10/07/2004	8,180,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1944 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)
14,975,000	1.72	10/07/2004	14,975,000
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	1.81	10/01/2004	1,930,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
24,100,000	1.38	10/04/2004	24,100,000
8,000,000	1.15	10/07/2004	8,000,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
21,500,000	1.05	10/13/2004	21,500,000
21,500,000	1.05	10/15/2004	21,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
22,600,000	1.38	10/04/2004	22,600,000
22,200,000	1.20	11/05/2004	22,200,000
Jacksonville Electric Authority CP Series C-1 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
9,400,000	1.19	10/06/2004	9,400,000
23,400,000	1.14	10/08/2004	23,400,000
15,180,000	1.38	10/15/2004	15,180,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America SPA) (A-1/VMIG1)
9,500,000	1.72	10/01/2004	9,500,000
Jacksonville Health Facilities CP Series 2001 A (A-1+)
10,000,000	1.38	11/08/2004	10,000,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (P-1)
14,000,000	1.17	10/05/2004	14,000,000
14,000,000	1.17	10/06/2004	14,000,000
5,000,000	1.17	10/27/2004	5,000,000

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Lakeland Energy Systems VRDN RB Refunding (Suntrust Bank SPA) (A-1+/VMIG1)
$24,360,000	1.69%	10/06/2004	$24,360,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (VMIG1)
6,305,000	1.75	10/07/2004	6,305,000
Miami Dade County School District TANS Series 2004 (MIG1)
32,500,000	2.75	06/28/2005	32,796,120
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
5,800,000	1.70	10/06/2004	5,800,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (Suntrust Bank SPA) (A-1+/VMIG1)
15,500,000	1.69	10/06/2004	15,500,000
Sunshine State CP Series F (AMBAC) (Depfa Bank PLC SPA) (A-1+)
4,810,000	1.17	11/09/2004	4,810,000

			436,253,120

Georgia — 3.3%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
2,120,000	1.81%	10/01/2004	2,120,000
Appling County Development Authority VRDN PCRB for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
16,600,000	1.76	10/01/2004	16,600,000
Atlanta Airport VRDN RB Refunding for RF-C-2 General Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
15,800,000	1.69	10/07/2004	15,800,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
46,334,000	1.70	10/06/2004	46,334,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	1.76	10/01/2004	8,330,000
Cobb County School District GO TANS Series 2004 (MIG1)
48,000,000	1.75	12/31/2004	48,089,945
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,045,000	1.69	10/06/2004	3,045,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
26,355,000	1.69	10/07/2004	26,355,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
10,970,000	1.69	10/06/2004	10,970,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
29,315,000	1.69	10/06/2004	29,315,000
Georgia Municipal Electric Authority Power VRDN RB P-Floats-PT 2154 (FSA) (Merrill Lynch SPA) (F-1+)
5,000,000	1.73	10/07/2004	5,000,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 20041004 Class A (Citibank N.A. SPA) (A-1+)
6,000,000	1.75	10/07/2004	6,000,000
Georgia State GO VRDN P-Float-PT 2228 Series 2004 (Merrill Lynch SPA) (F-1+)
5,110,000	1.72	10/07/2004	5,110,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (MBIA) (Citibank SPA) (A-1+)
14,760,000	1.75	10/07/2004	14,760,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank/ Wachovia Bank N.A./ Westdeutsche Landesbank LOC)
10,000,000	1.65	10/08/2004	10,000,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
2,800,000	1.76	10/01/2004	2,800,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	1.76	10/01/2004	2,785,000

			253,413,945

Hawaii — 0.2%
Honolulu Hawaii City & County CP (Westdeutsche Landesbank AG SPA) (A-1/P-1)
8,900,000	1.12%	10/12/2004	8,900,000
Honolulu Hawaii City & County GO VRDN Eagle Series 20041012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+)
6,000,000	1.75	10/07/2004	6,000,000

			14,900,000

Illinois — 9.2%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank SPA) (A-1+)
8,910,000	1.75%	10/07/2004	8,910,000
Chicago Illinois GO VRDN Floats-PT-2360 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)
5,580,000	1.73	10/07/2004	5,580,000
Chicago Illinois GO VRDN for Neighborhoods Alive 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
71,800,000	1.70	10/07/2004	71,800,000
Chicago Illinois GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	1.74	10/06/2004	4,000,000
Chicago Illinois GO VRDN Project Series 2003 B-1 (FSA) (Bank One, N.A. SPA) (A-1+/VMIG1)
24,650,000	1.70	10/06/2004	24,650,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
14,000,000	1.70	10/07/2004	14,000,000
Chicago Illinois Merlots VRDN Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
8,260,000	1.30	12/10/2004	8,260,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America /Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
16,775,000	1.67	10/06/2004	16,775,000
Chicago Illinois Wastewater Transmission VRDN RB Merlots Series 2001 A125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

$3,980,000	1.74%	10/06/2004	$3,980,000
Chicago Illinois Water VRDN RB Second Lien Series 1999 (Bank One, N.A. LOC) (A-1+/VMIG1)
11,415,000	1.70	10/06/2004	11,415,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	1.70	10/07/2004	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
22,100,000	1.70	10/07/2004	22,100,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
8,860,000	1.73	10/07/2004	8,860,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
59,000,000	1.70	10/06/2004	59,000,000
Du Page County Illinois GO VRDN Community Unit School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup SPA) (VMIG1)
5,225,000	1.75	10/07/2004	5,225,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America SPA) (VMIG1)
4,700,000	1.72	10/07/2004	4,700,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America SPA) (VMIG1)
17,200,000	1.72	10/07/2004	17,200,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America SPA) (VMIG1)
5,400,000	1.72	10/07/2004	5,400,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
5,820,000	1.70	10/07/2004	5,820,000
Illinois Educational Facilities Authority VRDN RB for Adjusted University of Chicago Series 2003 B (A-1+/VMIG1)
39,000,000	1.68	10/07/2004	39,000,000
Illinois Educational Facilities Authority VRDN RB for ROCS II-R-4543 Series 2003 (Citigroup SPA) (A-1+)
5,575,000	1.75	10/07/2004	5,575,000
Illinois Finance Authority VRDN RB for Adjusted Northwestern University Subseries 2004 B (A-1+/VMIG1)
7,900,000	1.70	10/06/2004	7,900,000
Illinois Health Evanston Hospital CP Series S-A (A-1+)
17,000,000	1.70	02/24/2005	17,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/VMIG1)
39,600,000	1.70	10/06/2004	39,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
36,225,000	1.70	10/06/2004	36,225,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (Bank One, N.A. SPA) (A-1+/VMIG1)
44,500,000	1.71	10/06/2004	44,500,000
Illinois Health Facilities Authority VRDN RB for Little Company of Mary Hospital Series 2001 (U.S. Bank NA LOC) (A-1+)
9,500,000	1.72	10/07/2004	9,500,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank, N.A. SPA) (A-1/VMIG1)
30,100,000	1.71	10/06/2004	30,100,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank SPA) (A-1)
14,850,000	1.75	10/07/2004	14,850,000
Illinois State GO Eagle Tax-Exempt Trust VRDN Series 96C 1301 (Citibank SPA) (A-1+)
5,000,000	1.75	10/07/2004	5,000,000
Illinois State GO VRDN P-Floats PT 1975 Series 2003 (FGIC) (Merril Lynch SPA) (A-1)
4,070,000	1.73	10/07/2004	4,070,000
Illinois State GO VRDN P-Floats PT-2009 Series 2003 (FSA) (Merril Lynch SPA) (A-1)
5,365,000	1.73	10/07/2004	5,365,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
10,320,000	1.73	10/07/2004	10,320,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch SPA) (A-1+/F-1+)
7,755,000	1.73	10/07/2004	7,755,000
Illinois State GO VRDN ROCS II-R-4529 Series 2003 (MBIA) (Citigroup SPA) (A-1+)
7,005,000	1.70	08/04/2005	7,005,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (Citigroup SPA) (A-1+)
5,490,000	1.75	10/07/2004	5,490,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Citigroup SPA) (VMIG1)
11,690,000	1.75	10/07/2004	11,690,000
Illinois State Sales Tax Revenue P-Float-PT 1929 Series 2003 (Merril Lynch SPA) (F-1+)
3,990,000	1.73	10/07/2004	3,990,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A102 (Wachovia Bank N.A. SPA) (A-1+)
20,550,000	1.30	12/10/2004	20,550,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
7,850,000	1.73	10/07/2004	7,850,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)
17,500,000	1.73	10/07/2004	17,500,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Series 20040030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
6,500,000	1.75	10/07/2004	6,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank SPA) (A-1)
19,205,000	1.75	10/07/2004	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1)
4,950,000	1.74	10/06/2004	4,950,000
Regional Transportation Authority VRDN RB Merlots Series 2003 B15 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
12,960,000	1.74	10/06/2004	12,960,000

			702,125,000

Indiana — 1.3%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F-1+)
$7,020,000	1.75%	10/06/2004	$7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO SPA) (F-1+)
19,560,000	1.30	12/01/2004	19,560,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup SPA) (A-1+)
5,350,000	1.75	10/07/2004	5,350,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank SPA) (A-1+)
12,915,000	1.75	10/07/2004	12,915,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank SPA) (A-1+)
19,800,000	1.75	10/07/2004	19,800,000
Indiana TFA Highway VRDN RB Floaters Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F-1+)
4,350,000	1.73	10/07/2004	4,350,000
Indiana TFA Highway VRDN RB P-Floats-PT 2022 Series 2003 (Merril Lynch SPA) (F-1+)
5,280,000	1.73	10/07/2004	5,280,000
Indiana TFA Highway VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch SPA) (F-1+)
5,170,000	1.73	10/07/2004	5,170,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank SPA) (A-1+)
18,165,000	1.75	10/07/2004	18,165,000

			97,610,000

Iowa — 0.8%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
2,400,000	1.75%	10/06/2004	2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Northern Trust/ Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
45,315,000	1.69	10/07/2004	45,315,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	1.72	10/07/2004	12,500,000

			60,215,000

Kansas — 0.1%
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (Kansas State LOC) (A-1+/VMIG1)
10,500,000	1.72%	10/06/2004	10,500,000

Kentucky — 1.1%
Kentucky Asset/Liability Commission General Fund TRANS Series 2004 A (SP-1+/MIG1)
58,000,000	3.00%	06/29/2005	58,614,838
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. LOC) (SP-1)
23,500,000	3.00	06/30/2005	23,727,232
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank SPA) (A-1+)
2,500,000	1.75	10/07/2004	2,500,000

			84,842,070

Louisiana — 1.6%
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank Nashville LOC) (A-1+/VMIG1)
8,000,000	1.69%	10/06/2004	8,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (Suntrust Bank LOC) (A-1+)
7,200,000	1.76	10/01/2004	7,200,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,970,000	1.66	10/06/2004	8,970,000
New Orleans Aviation Board VRDN Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
63,425,000	1.66	10/06/2004	63,425,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	1.72	10/06/2004	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
12,700,000	1.72	10/06/2004	12,700,000

			119,795,000

Maine — 0.0%
Maine State GO Bonds General Purpose Series 2004 (Aa2/AA)
4,000,000	2.00%	01/15/2005	4,008,010

Maryland — 0.7%
John Hopkins University Health System CP Series A (Bank of America SPA) (A-1+/P-1)
23,000,000	1.49%	10/19/2004	23,000,000
Maryland State Department of Transportation VRDN RB P-Floats-PA 1259 Series 2004 (Merrill Lynch SPA) (F-1+)
11,100,000	1.73	10/07/2004	11,100,000
Montgomery County CP Series 2002 (Toronto-Dominion SPA) (A-1+/P-1)
12,000,000	1.17	10/18/2004	12,000,000
7,000,000	1.17	11/10/2004	7,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch SPA) (A-1)
4,930,000	1.73	10/07/2004	4,930,000

			58,030,000

Massachusetts — 6.7%
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
52,950,000	1.70%	10/06/2004	52,950,000
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004 B (Wachovia Bank N.A. SPA) (A-1)
4,475,000	1.72	10/06/2004	4,475,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
32,910,000	1.72	10/07/2004	32,910,000
Massachusetts GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
76,400,000	1.70	10/07/2004	76,400,000
Massachusetts GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

$109,110,000	1.70%	10/07/2004	$109,110,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
15,500,000	1.72	10/01/2004	15,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-4 (Bank One, N.A. SPA) (A-1+/VMIG1)
23,900,000	1.69	10/07/2004	23,900,000
Massachusetts Health Harvard University CP Series EE (A-1+/P-1)
29,161,000	1.20	10/27/2004	29,161,000
18,000,000	1.17	11/09/2004	18,000,000
9,550,000	1.40	02/07/2005	9,550,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank PLC SPA) (A-1+/VMIG1)
36,375,000	1.70	10/06/2004	36,375,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
25,850,000	1.70	10/06/2004	25,850,000
Massachusetts State GO VRDN Merlots Series 2004 B03 (AMBAC) (FSA) (MBIA) (Wachovia Bank N.A. SPA) (A-1)
29,975,000	1.72	10/06/2004	29,975,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
8,985,000	1.72	10/06/2004	8,985,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)
6,250,000	1.72	10/06/2004	6,250,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)
10,000,000	1.72	10/06/2004	10,000,000
Massachusetts Water Resources Authority CP Series S-94 (Bayerische Landesbank LOC) (A-1+/P-1)
9,000,000	1.15	10/01/2004	9,000,000
8,500,000	1.17	11/05/2004	8,500,000
7,000,000	1.40	12/10/2004	7,000,000

			513,891,000

Michigan — 4.0%
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) ((A-1+/VMIG1)
35,000,000	1.72%	10/07/2004	35,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1+/VMIG1)
15,000,000	1.70	10/06/2004	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1/VMIG1)
15,000,000	1.72	10/07/2004	15,000,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (Citibank SPA) (A-1+)
16,000,000	1.75	10/07/2004	16,000,000
Michigan Municipal Bond Authority Revenue Notes Series 2004 B-1 (SP-1+)
18,260,000	3.00	08/19/2005	18,489,858
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch SPA) (A-1)
8,750,000	1.72	10/07/2004	8,750,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (Merrill Lynch SPA) (A-1)
6,605,000	1.72	10/07/2004	6,605,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1+/VMIG1)
82,300,000	1.71	10/07/2004	82,300,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank SPA) (A-1+)
30,165,000	1.75	10/07/2004	30,165,000
University of Michigan Regents CPSeries F (A-1+/P-1)
34,520,000	1.52	10/19/2004	34,520,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
44,005,000	1.69	10/07/2004	44,005,000

			305,834,858

Minnesota — 1.4%
Elk River Independent School District #728 GO VRDN ROCS Series II-R-183 (FSA) (Citigroup SPA) (VMIG1)
9,175,000	1.75%	10/07/2004	9,175,000
Minnesota State P-Floats-PT 1941 Series 2003 (Merril Lynch SPA) (A-1/F-1+/VMIG1)
15,840,000	1.73	10/07/2004	15,840,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank SPA) (A-1+)
3,300,000	1.75	10/07/2004	3,300,000
Rochester Mayo Medical Center CP Series 1992 C (A-1+)
9,250,000	1.23	11/09/2004	9,250,000
15,000,000	1.42	01/13/2005	15,000,000
Rochester Mayo Medical Center CP Series 2000 B (U .S. Bank National SPA) (SP-1+)
13,000,000	1.33	11/15/2004	13,000,000
Rochester Mayo Medical Center CP Series 2001 B (Northern Trust SPA) (A-1/VMIG1)
10,250,000	1.42	01/13/2005	10,250,000
Rochester Mayo Medical Center CP Series 2001 C (U.S. Bank National SPA) (A-1+/VMIG1)
5,000,000	1.33	11/15/2004	5,000,000
Rochester Mayo Medical Center CP Series F (Chase Manhattan SPA) (A-1+)
5,100,000	1.33	10/20/2004	5,100,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
19,160,000	1.73	10/06/2004	19,160,000

			105,075,000

Mississippi — 0.5%
Mississippi Hospital Equipment & Facilities Authority VRDN RB for North Mississippi Health Services Series 2001 1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
10,000,000	1.71%	10/07/2004	10,000,000
Mississippi State GO Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank SPA) (A-1+)
11,000,000	1.75	10/07/2004	11,000,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
15,640,000	1.74	10/06/2004	15,640,000

			36,640,000

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri - 1.2%
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch SPA) (F-1+)
$6,960,000	1.72%	10/07/2004	$6,960,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
46,500,000	1.70	10/07/2004	46,500,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,450,000	1.70	10/06/2004	9,450,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (MBIA) (BNP Paribas SPA) (A-1+/VMIG1)
30,000,000	1.70	10/07/2004	30,000,000

			92,910,000

Nebraska — 0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merril Lynch SPA) (A-1)
6,665,000	1.73%	10/07/2004	6,665,000
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)
5,995,000	1.75	10/07/2004	5,995,000
Omaha Nebraska GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,150,000	1.72	10/07/2004	10,150,000

			22,810,000

Nevada — 1.4%
Clark County Nevada CP Series 2003 (BNP Paribas/ Bayerische Landesbank SPA) (A-1+/P-1)
10,000,000	1.13%	10/06/2004	10,000,000
16,700,000	1.32	10/06/2004	16,700,000
10,000,000	1.13	10/07/2004	10,000,000
13,000,000	1.15	11/09/2004	13,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (Citibank SPA) (A-1+)
1,000,000	1.75	10/07/2004	1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank SPA) (A-1+)
8,345,000	1.75	10/07/2004	8,345,000
Clark County Nevada School District GO VRDN Star Certificates Series 2004-68 (FSA) (BNP Paribas SPA) (VMIG1)
13,455,000	1.73	10/07/2004	13,455,000
Las Vegas Valley Water District CP (BNP Paribas/ Lloyds TSB Bank PLC SPA) (A-1+/P-1)
4,000,000	1.20	10/25/2004	4,000,000
8,000,000	1.43	11/08/2004	8,000,000
5,000,000	1.35	11/09/2004	5,000,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch SPA) (A-1)
11,060,000	1.73	10/07/2004	11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup SPA) (VMIG1)
5,790,000	1.75	10/07/2004	5,790,000

			106,350,000

New Hampshire — 0.7%
Manchester School Facilities VRDN RB P-Floats-PT-1939 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
5,445,000	1.73%	10/07/2004	5,445,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy (A-1+/VMIG1)
19,000,000	1.72	10/07/2004	19,000,000
New Hampshire State CP (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
6,000,000	1.12	10/12/2004	6,000,000
13,300,000	1.15	10/12/2004	13,300,000
New Hampshire State GO Floater-PT 1845 Series 2003 (Merrill Lynch SPA) (F-1+)
8,880,000	1.45	04/28/2005	8,880,000

			52,625,000

New Jersey — 0.9%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
12,865,000	1.71%	10/06/2004	12,865,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
14,640,000	1.71	10/06/2004	14,640,000
New Jersey State TANS Series 2004 A (SP-1+/MIG1)
40,000,000	3.00	06/24/2005	40,431,997

			67,936,997

New Mexico — 0.8%
Albuquerque NM VRDN RB Refunding Series 2000 (MBIA) (Bank of America SPA) (A-1+/VMIG1)
8,475,000	1.68%	10/06/2004	8,475,000
Farmington NM VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
11,700,000	1.78	10/01/2004	11,700,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch SPA) (A-1)
11,480,000	1.73	10/07/2004	11,480,000
New Mexico State University VRDN RB Float PT 2342 Series 2004 (AMBAC) (Merrill Lynch SPA) (A-1)
5,225,000	1.73	10/07/2004	5,225,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,800,000	1.70	10/06/2004	2,800,000
University of New Mexico VRDN RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,715,000	1.77	10/06/2004	20,715,000

			60,395,000

New York — 8.4%
Long Island Power Authority CP-1 Series 2003/A2 ( JP Morgan Chase & Co. LOC) (A-1)
12,700,000	1.00%	10/12/2004	12,700,000
Long Island Power Authority CP-2 (Landesbank SC LOC) (A-1+/P-1)
6,000,000	1.02	10/07/2004	6,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank/ Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
10,700,000	1.68	10/06/2004	10,700,000
Massapequa Union Free School District GO TANS

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Series 2004 (MIG1)
$3,000,000	2.75%	06/28/2005	$3,026,926
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (Citibank SPA) (A-1+)
9,155,000	1.71	10/07/2004	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank SPA) (A-1+)
14,290,000	1.71	10/07/2004	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (Citibank SPA) (A-1+)
6,470,000	1.71	10/07/2004	6,470,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-1 ( CIFG) (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	1.69	10/07/2004	15,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-2 (CIFG) (Depfa Bank PLC SPA) (A-1+/VMIG1)
10,000,000	1.69	10/07/2004	10,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
6,000,000	1.69	10/07/2004	6,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A SPA) (VMIG1)
11,155,000	1.71	10/06/2004	11,155,000
New York City GO VRDN Adjusted ROCS II-R-251A Series 2003 (Citigroup LOC SPA) (VMIG1)
18,000,000	1.76	10/07/2004	18,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
12,735,000	1.69	10/06/2004	12,735,000
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/VMIG1)
5,900,000	1.69	10/06/2004	5,900,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
19,160,000	1.69	10/06/2004	19,160,000
New York City GO VRDN Subseries 2004 H-2 (Bank of New York LOC) (A-1+/VMIG1)
10,200,000	1.69	10/06/2004	10,200,000
New York City Housing Development Corp. Multifamily VRDN 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
4,500,000	1.71	10/06/2004	4,500,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank/ Bayerische Landesbank SPA) (A-1+/P-1)
16,700,000	1.32	10/06/2004	16,700,000
15,000,000	1.20	10/25/2004	15,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg/ Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
12,800,000	1.17	10/13/2004	12,800,000
15,800,000	1.20	10/26/2004	15,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal 2003 Subseries 2002 C-3 (Bank of New York SPA) (A-1+/VMIG1)
4,250,000	1.73	10/01/2004	4,250,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2004 914 (MBIA) (Morgan Stanley SPA) (A-1)
9,600,000	1.71	10/07/2004	9,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Municipal Securities Trust Receipts Series 1997 (FSA) (Societe Generale SPA) (A-1+)
6,500,000	1.71	10/07/2004	6,500,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS ( Citibank SPA) (A-1+)
2,890,000	1.71	10/07/2004	2,890,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 C (Bank of New York SPA) (A-1+/VMIG1)
8,655,000	1.64	10/06/2004	8,655,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 G (Bank of New York SPA) (A-1+/VMIG1)
21,115,000	1.70	10/06/2004	21,115,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 1C (Societe Generale SPA) (A-1+/VMIG1)
15,000,000	1.72	10/01/2004	15,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2004 C (Aa2/AA+)
3,435,000	2.00	02/01/2005	3,442,153
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)
12,655,000	1.71	10/06/2004	12,655,000
New York State Dormitory Authority VRDN RB for Mental Health Facilities Series 2004 F-2A (FSA) (Dexia Credit Local SPA) (A-1+)
15,000,000	1.69	10/07/2004	15,000,000
New York State Dormitory Authority VRDN RB Mental Health Services Subseries 2003 D-2H (HSBC Bank USA SPA) (A-1+)
12,800,000	1.69	10/07/2004	12,800,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 96C 3204 COPS ( Citibank SPA) (A-1+)
9,300,000	1.71	10/07/2004	9,300,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (FNMA) (VMIG1)
55,200,000	1.68	10/06/2004	55,200,000
New York State Housing Finance Agency VRDN RB for Housing Historic Front Series 2003 A (Bank of New York LOC) (VMIG1)
20,400,000	1.72	10/06/2004	20,400,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
16,000,000	1.72	10/06/2004	16,000,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
24,600,000	1.72	10/06/2004	24,600,000
New York State Power Authority VRDN RB Subseries 2000 5 (JP Morgan Chase & Co./ State Street Corp./ Bank of Novia Scotia/ Bank of New York/Bayerische Landesbank/ Landesbank Baden-Wurttemberg/ Wachovia

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank N.A. SPA) (A-1/VMIG1)
$26,700,000	1.72%	10/06/2004	$26,700,000
New York State Urban Development Corp. RB Floating Rate Receipts Series 2003 SG 164 (A-1+)
12,900,000	1.71	10/07/2004	12,900,000
Sachem Central School District Holbrook GO TANS Series 2004 (SP-1+)
26,500,000	2.75	06/23/2005	26,733,038
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)
11,605,000	1.71	10/06/2004	11,605,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
88,180,000	1.68	10/07/2004	88,180,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,800,000	1.70	10/07/2004	6,800,000

			645,617,117

North Carolina — 3.3%
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup SPA) (A-1+)
5,330,000	1.75%	10/07/2004	5,330,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America SPA) (A-1+/VMIG1)
39,390,000	1.67	10/07/2004	39,390,000
North Carolina Health Care Facilities VRDN RB Wakemed Project Series 1999 (Wachovia Bank N.A. LOC) (A-1)
14,405,000	1.69	10/07/2004	14,405,000
North Carolina State GO Highway Series 2003 (AAA/Aa1)
8,000,000	3.00	05/01/2005	8,086,821
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,205,000	1.68	10/06/2004	5,205,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch SPA) (A-1)
5,440,000	1.73	10/07/2004	5,440,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch SPA) (F-1+)
15,710,000	1.73	10/07/2004	15,710,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch SPA) (F-1+)
8,570,000	1.73	10/07/2004	8,570,000
North Carolina State GO VRDN P-Floats-PT-1962 Series 2003 (Merrill Lynch SPA) (F-1+)
5,990,000	1.73	10/07/2004	5,990,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
13,200,000	1.68	10/06/2004	13,200,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
50,220,000	1.70	10/07/2004	50,220,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
32,265,000	1.76	10/01/2004	32,265,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
32,000,000	2.50	04/01/2005	32,181,366
Wilmington GO VRDN Refunding Bonds Series 2002 (Wachovia Bank N.A. SPA) (A-1/VMIG1)
6,225,000	1.69	10/06/2004	6,225,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
9,100,000	1.70	10/06/2004	9,100,000

			251,318,187

Ohio — 2.4%
Cincinnati City School District GO VRDN Eagle Series 20040034 Class A (FSA) (Citibank SPA) (A-1+)
5,000,000	1.75%	10/07/2004	5,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co./Bayerische Landesbank SPA) (A-1+/VMIG1)
79,550,000	1.71	10/07/2004	79,550,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
5,953,000	1.70	10/06/2004	5,953,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch SPA) (A-1)
5,625,000	1.72	10/07/2004	5,625,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
31,300,000	1.70	10/06/2004	31,300,000
Ohio State GO VRDN ROCS II-R-4544 Series 2003 (Citigroup SPA) (A-1+)
7,925,000	1.75	10/07/2004	7,925,000
Ohio State University CP Series 2003 C (A-1+)
14,750,000	1.05	10/14/2004	14,750,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
2,985,000	1.70	10/06/2004	2,985,000
Ohio State Water Development Authority VRDN RB Refunding for Water Development Pure Water Series 2002 B (MBIA) (State Street Corp. SPA) (A-1+/VMIG1)
10,450,000	1.68	10/06/2004	10,450,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,000,000	1.71	10/07/2004	20,000,000

			183,538,000

Oklahoma — 0.7%
Oklahoma State GO VRDN Floater-PT-1879 Series 2003 (FGIC) (Merrill Lynch SPA) (F-1+)
9,880,000	1.73%	10/07/2004	9,880,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
46,340,000	1.71	10/07/2004	46,340,000

			56,220,000

Oregon — 2.1%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health System Series 2003 (A-1+/VMIG1)
5,000,000	1.69%	10/06/2004	5,000,000

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon State GO Veteran’s Welfare VRDN Series 1985 73 H (Bayerische Landesbank SPA) (A-1+/VMIG1)
$75,100,000	1.67%	10/06/2004	$75,100,000
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
76,300,000	1.67	10/06/2004	76,300,000
Portland Oregon GO for Refinancing Limited Tax Series 2002 B (Aa2)
5,000,000	3.00	12/15/2004	5,019,550

			161,419,550

Pennsylvania — 3.6%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,260,000	1.70%	10/07/2004	3,260,000
Allegheny County Hospital Development Authority VRDN RB Health Center Presbyterian Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,550,000	1.70	10/07/2004	7,550,000
Allegheny County IDA VRDN RB for UPMC Childrens Hospital Series 2004 A (JP Morgan Chase & Co. LOC) (A-1+)
34,000,000	1.70	10/07/2004	34,000,000
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 20040026 Class A (AMBAC) (Citibank SPA) (A-1+)
5,490,000	1.75	10/07/2004	5,490,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (A-1)
11,725,000	1.69	10/06/2004	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,370,000	1.69	10/06/2004	3,370,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,965,000	1.69	10/06/2004	27,965,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
6,000,000	1.70	10/07/2004	6,000,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
58,990,000	1.71	10/07/2004	58,990,000
Pennsylvania Turnpike Commission VRDN RB Eagle Series 20040029 Class A (AMBAC) (Citibank SPA) (A-1+)
12,000,000	1.75	10/07/2004	12,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	1.70	10/06/2004	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
36,785,000	1.70	10/06/2004	36,785,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
28,605,000	1.70	10/07/2004	28,605,000
Temple University of Commonwealth Systems of Higher Education University Funding Obligation (MIG1)
12,500,000	2.25	05/02/2005	12,570,585

			277,160,585

Puerto Rico — 1.1%
Puerto Rico Government Development Bank CP (A-1)
18,119,000	1.34%	10/07/2004	18,119,000
12,000,000	1.20	10/08/2004	12,000,000
12,500,000	1.18	11/10/2004	12,500,000
23,793,000	1.40	12/08/2004	23,793,000
5,000,000	1.47	01/13/2005	5,000,000
13,000,000	1.46	01/14/2005	13,000,000

			84,412,000

Rhode Island — 0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch SPA) (A-1)
5,165,000	1.73%	10/07/2004	5,165,000

South Carolina — 1.5%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,000,000	1.72%	10/07/2004	9,000,000
South Carolina Association of Governmental Organizations TANS Series 2004 (MIG1)
20,000,000	2.75	04/15/2005	20,129,306
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank SPA) (A-1+)
7,000,000	1.75	10/07/2004	7,000,000
South Carolina Public Service Authority CP (BNP Paribas/ Dexia Credit Local LOC) (A-1+)
20,000,000	1.40	10/05/2004	20,000,000
South Carolina Public Service Authority VRDN RB P-Floats-PT-1877 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)
5,965,000	1.73	10/07/2004	5,965,000
South Carolina State Public Services Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank SPA) (A-1+)
10,000,000	1.75	10/07/2004	10,000,000
South Carolina State Public Services Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
10,000,000	1.74	10/06/2004	10,000,000
South Carolina State Public Services Authority VRDN RB ROCS II-R-6007 (AMBAC) (Citibank SPA) (A-1+)
4,585,000	1.75	10/07/2004	4,585,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch SPA) (A-1)
6,805,000	1.71	10/07/2004	6,805,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) ( Merrill Lynch SPA) (F-1+)
12,850,000	1.73	10/07/2004	12,850,000
University of South Carolina Revenues P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)
5,740,000	1.73	10/07/2004	5,740,000

			112,074,306

Tennessee — 3.0%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+/P-1)

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

$14,000,000	1.18%	11/10/2004	$14,000,000
28,000,000	1.35	11/10/2004	28,000,000
12,000,000	1.43	11/12/2004	12,000,000
Knoxville Utilities Board VRDN RB Adjusted Subordinated Electric System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
15,000,000	1.75	10/01/2004	15,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,740,000	1.65	10/07/2004	34,740,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
33,305,000	1.65	10/07/2004	33,305,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank/ Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)

3,500,000	1.75	10/01/2004	3,500,000
Metropolitan Government of Nashville & Davidson CP (A-1+)
10,000,000	1.07	10/14/2004	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen Girozentrale SPA) (VMIG1)
24,760,000	1.72	10/07/2004	24,760,000
Shelby County TANS Series 2004 (SP-1+/MIG1)
16,000,000	3.00	06/30/2005	16,173,822
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank SPA) (A-1+)
17,000,000	1.75	10/07/2004	17,000,000
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+)
12,000,000	1.43	12/09/2004	12,000,000
7,000,000	1.46	01/14/2005	7,000,000

			227,478,822

Texas — 11.4%
City of Houston CP Notes (Dexia Credit Local/ Landesbank Hessen-Thueringen SPA) (A-1+)
10,800,000	1.17%	10/22/2004	10,800,000
15,000,000	1.17	10/27/2004	15,000,000
City of Houston CP Series B (JP Morgan Chase & Co. SPA) (A-1+)
9,100,000	1.12	10/14/2004	9,100,000
City Of Houston CP Series D (Depfa Bank PLC SPA) (A-1+)
15,000,000	1.40	01/21/2005	15,000,000
9,000,000	1.45	01/24/2005	9,000,000
City of Houston CP Series E (Bank of America N.A. SPA) (A-1+)
7,000,000	1.32	10/06/2004	7,000,000
5,500,000	1.30	10/07/2004	5,500,000
4,000,000	1.52	10/19/2004	4,000,000
5,000,000	1.17	10/22/2004	5,000,000
11,000,000	1.45	01/24/2005	11,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)
19,170,000	1.73	10/07/2004	19,170,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch SPA) (F-1+)
9,835,000	1.73	10/07/2004	9,835,000
Cypress Fairbanks Texas Independent School District VRDN Merlots Series 2001 A129 (Wachovia Bank N.A. SPA) (A-1)
11,950,000	1.80	07/13/2005	11,950,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch SPA ) (F-1+) 8,585,000	1.72	10/07/2004	8,585,000
Dallas Texas Area Rapid Transit CP(Westdeutsche Landesbank/ Bayerische Landesbank/ Landesbank Baden-Wurttemberg/ State Street Corp. SPA) (A-1+)
9,000,000	1.17	10/12/2004	9,000,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)
5,450,000	1.73	10/07/2004	5,450,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 2069 Series 2003 (AMBAC) (Merril Lynch SPA) (F-1+)
5,755,000	1.73	10/07/2004	5,755,000
Dallas Texas Independent School District P-Floats-PT 1909 Series 2003 (Merrill Lynch SPA) (F-1+)
5,640,000	1.73	10/07/2004	5,640,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup SPA) (A-1+)
8,425,000	1.75	10/07/2004	8,425,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
51,080,000	1.72	10/01/2004	51,080,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)
11,960,000	1.75	10/07/2004	11,960,000
Harris County Toll Road CP Series E01 (Dexia Credit Local SPA) (A-1)
5,400,000	1.17	10/01/2004	5,400,000
1,610,000	1.18	10/01/2004	1,610,000
Houston Texas Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup SPA) (A-1+)
2,775,000	1.75	10/07/2004	2,775,000
Houston Texas GO VRDN P-Floats-PT 1817 Series 2003 (FSA) (Westdeutsche Landesbank SPA) (A-1+)
5,410,000	1.73	10/07/2004	5,410,000
Houston Texas GO VRDN P-Floats-PT 2214 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
10,730,000	1.73	10/07/2004	10,730,000
Houston Texas GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)
16,070,000	1.73	10/07/2004	16,070,000
Houston Texas GO VRDN ROCS II-R-1048 (Citigroup SPA) (VMIG1)
10,285,000	1.75	10/07/2004	10,285,000
Houston Texas GO VRDN ROCS II-R-4062 Series 2004 (Citigroup SPA) (A-1+)
5,345,000	1.75	10/07/2004	5,345,000
Houston Texas Utility System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
7,700,000	1.74	10/06/2004	7,700,000

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Keller Texas Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch SPA) (A-1)
$6,390,000	1.73%	10/07/2004	$6,390,000
Lower Colorado River Authority CP (Westdeutsche Landesbank/ J.P. Morgan Chase & Co./ State Street Corp. LOC) (A-1+)
5,700,000	1.12	10/06/2004	5,700,000
Lower Colorado River Authority VRDN RB Floats PT-2270 Series 2004 (AMBAC) (FSA) (Merrill Lynch SPA) (F-1+)
16,550,000	1.73	10/07/2004	16,550,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Floating Rate RCPTS Series 2003 SG-167 (A-1+)
8,975,000	1.73	10/07/2004	8,975,000
Rice University CP (A-1+)
6,300,000	1.00	10/18/2004	6,300,000
San Antonio Electric & Gas Systems CP (Westdeutsche Landesbank/ Landesbank Baden-Wurttemberg/JP Morgan Chase & Co./ Bank of New York SPA) (A-1+)
8,000,000	1.32	10/12/2004	8,000,000
22,900,000	1.33	10/20/2004	22,900,000
11,900,000	1.17	10/21/2004	11,900,000
20,000,000	1.38	10/21/2004	20,000,000
20,700,000	1.20	10/25/2004	20,700,000
San Antonio Electric & Gas VRDN RB Systems Junior Lien Series 2003 (Bank of America SPA) (A-1+/VMIG1)
10,000,000	1.73	10/06/2004	10,000,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)
17,420,000	1.74	10/06/2004	17,420,000
San Antonio Water System CP (Bank of America SPA) (A-1+)
20,500,000	1.15	11/08/2004	20,500,000
San Antonio Water VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup SPA) (A-1+)
5,390,000	1.75	10/07/2004	5,390,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
6,560,000	1.73	10/07/2004	6,560,000
Texas A & M University CP Series B (A-1+)
16,580,000	1.15	10/21/2004	16,580,000
25,000,000	1.17	11/08/2004	25,000,000
22,000,000	1.40	01/20/2005	22,000,000
22,000,000	1.40	01/21/2005	22,000,000
Texas Public Finance Authority CP Series 2003 C (A-1+)
24,000,000	1.15	10/22/2004	24,000,000
Texas Public Finance Authority CP Series 2002 (A-1+)
17,000,000	1.46	01/24/2005	17,000,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch SPA) (A-1)
6,780,000	1.73	10/07/2004	6,780,000
Texas State TRANS Series 2004 (SP-1+/MIG1)
170,000,000	3.00	08/31/2005	172,152,539
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)
6,690,000	1.75	10/07/2004	6,690,000
University of Texas School Board of Regents CP (A-1+)
16,404,000	1.16	10/07/2004	16,404,000
10,000,000	1.37	10/20/2004	10,000,000
17,000,000	1.50	11/12/2004	17,000,000
10,000,000	1.46	01/21/2005	10,000,000
12,000,000	1.40	02/07/2005	12,000,000
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch SPA) (A-1)
500,000	1.72	10/07/2004	500,000

			868,966,539

Utah — 4.5%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	1.72%	10/06/2004	27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,405,000	1.72	10/06/2004	14,405,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,850,000	1.72	10/06/2004	14,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
52,000,000	1.70	10/07/2004	52,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
25,000,000	1.70	10/07/2004	25,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
46,850,000	1.72	10/01/2004	46,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
39,800,000	1.77	10/01/2004	39,800,000
Salt Lake County GO TRANS Series 2004
5,000,000	2.50	12/30/2004	5,014,019
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1/VMIG1)
4,225,000	1.70	10/06/2004	4,225,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,000,000	1.71	10/07/2004	19,000,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
7,500,000	1.72	10/07/2004	7,500,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,170,000	1.77	10/06/2004	8,170,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	1.77	10/06/2004	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
29,100,000	1.77	10/01/2004	29,100,000
Weber County Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
44,070,000	1.72	10/01/2004	44,070,000

			347,394,019

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia — 0.7%
Fairfax County Virginia GO Refunding & Public Improvement Series 2004 A (Aaa/AAA)
$11,730,000	2.00%	04/01/2005	$11,781,552
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 D (Bank of America N.A. SPA) (A-1+/VMIG1)
20,235,000	1.76	10/01/2004	20,235,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	1.69	10/06/2004	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
12,000,000	1.69	10/06/2004	12,000,000
Virginia State Public School Authority RB for School Equipment Financing Notes Issue VI Series 2000 (Aa2/AA)
4,500,000	5.25	04/01/2005	4,591,865

			51,608,417

Washington — 4.7%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
8,770,000	1.74%	10/06/2004	8,770,000
Energy Northwest Electric VRDN RB P-Floats-PT 2236 (MBIA) (Merrill Lynch SPA) (F-1+)
5,700,000	1.73	10/07/2004	5,700,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
83,225,000	1.70	10/06/2004	83,225,000
Energy Northwest Washington Electric VRDN RB Floater-PT 2165 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)
5,450,000	1.73	10/07/2004	5,450,000
Grant County Public Utility District Eagle Trust Series 20014702 Class A (FSA) (Citibank SPA) (A-1+)
8,810,000	1.75	10/07/2004	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch SPA) (A-1)
5,215,000	1.73	10/07/2004	5,215,000
King County CP Series A (Bayerische Landesbank SPA) (A-1)
17,000,000	1.17	10/13/2004	17,000,000
11,700,000	1.17	10/14/2004	11,700,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch SPA) (A-1)
11,145,000	1.73	10/07/2004	11,145,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
7,570,000	1.72	10/06/2004	7,570,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)
20,410,500	1.73	10/07/2004	20,410,500
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
13,875,000	1.74	10/06/2004	13,875,000
Washington State P-Floats-PT 1781 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
7,050,000	1.25	04/07/2005	7,050,000
Washington State GO VRDN P-Floats-PT 433 Floaters Series 2000 (Merrill Lynch SPA) (A-1)
19,865,000	1.73	10/07/2004	19,865,000
Washington State Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank SPA) (A-1+)
12,000,000	1.75	10/07/2004	12,000,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank SPA) (A-1+)
10,060,000	1.75	10/07/2004	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank SPA) (A-1+)
6,915,000	1.75	10/07/2004	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank SPA) (A-1+)
6,500,000	1.75	10/07/2004	6,500,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank SPA) (A-1+)
8,525,000	1.75	10/07/2004	8,525,000
Washington State GO VRDN for Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
20,515,000	1.74	10/06/2004	20,515,000
Washington State GO VRDN for Merlots Series 2002 A65 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
7,595,000	1.74	10/06/2004	7,595,000
Washington State GO VRDN for Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
18,195,000	1.74	10/06/2004	18,195,000
Washington State GO VRDN for Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,745,000	1.74	10/06/2004	5,745,000
Washington State GO VRDN for Merlots Series 2004 C10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
8,410,000	1.74	10/06/2004	8,410,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)
8,980,000	1.73	10/07/2004	8,980,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)
5,905,000	1.73	10/07/2004	5,905,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch SPA) (A-1)
7,440,000	1.73	10/07/2004	7,440,000
Washington State GO VRDN P-Floats-PT 775 Series 2003 (FSA) (Svenska Handelsbanken SPA) (A-1)
2,310,000	1.75	10/07/2004	2,310,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
3,340,000	1.68	10/06/2004	3,340,000

			358,220,500

Wisconsin — 1.6%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank SPA) (A-1)
10,300,000	1.75%	10/07/2004	10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
5,500,000	1.73	10/07/2004	5,500,000
Wisconsin Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank SPA) (A-1+)

Statement of Investments

Financial Square Tax-Free Money Market Fund

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

$7,615,000	1.75%	10/07/2004	$7,615,000
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)
5,840,000	1.73	10/07/2004	5,840,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
30,070,000	1.73	10/07/2004	30,070,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)
6,000,000	1.73	10/07/2004	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)
55,665,000	1.73	10/07/2004	55,665,000

			120,990,000

Wyoming — 0.1%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
6,200,000	1.73%	10/01/2004	6,200,000

TOTAL INVESTMENTS — 99.1%			$7,578,127,722

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investors Service and are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
COPS — Certificates of Participation
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
IDA — Industrial Development Authority
IDB — Industrial Development Bond
IDRB — Industrial Development Revenue Bond
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MBIA—IBC — Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
MF Hsg. — Multi-Family Housing
PCRB — Pollution Control Revenue Bond
PSF-GTD — Guaranteed by Permanent School Fund
RB — Revenue Bond
ROCS — Reset Option Certificates
SPA — Stand-by-Purchase Agreement
TANS — Tax Anticipation Notes
TFA — Transportation Finance Authority
TRANS — Tax Revenue Anticipation Notes
VRDN — Variable Rate Demand Note
XLCA — XL Capital Assurance

Statement of Investments

Financial Square Treasury Instruments Fund

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations — 100.1%
United States Treasury Bills
$22,700,000	1.03%		10/07/2004	$22,696,103
11,600,000	1.50		10/14/2004	11,593,717
10,500,000	1.51		10/14/2004	10,494,274
150,000,000	1.61	>	10/15/2004	149,906,083
75,000,000	1.62	>	10/15/2004	74,952,896
150,000,000	1.09		10/21/2004	149,909,583
60,900,000	1.61		10/21/2004	60,845,698
400,000,000	1.60		10/28/2004	399,520,000
250,000,000	1.62		10/28/2004	249,697,188
55,000,000	1.68		12/30/2004	54,769,000
150,000,000	1.70		12/30/2004	149,364,375

Total U.S. Treasury Obligations				$1,333,748,917

Total Investments — 100.1%				$1,333,748,917

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

>	All or portion represents a forward commitment.

Statement of Investments

ILA Tax-Exempt New York Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — 92.2%
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
$5,280,000	1.70%	10/06/2004	$5 ,280,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-1 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
7,500,000	1.69	10/06/2004	7,500,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-2 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
550,000	1.64	10/06/2004	550,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-3 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
1,500,000	1.68	10/06/2004	1,500,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-4 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
4,600,000	1.73	10/01/2004	4,600,000
Lindenhurst Union Free School District GO TANS Series 2004 (MIG1)
1,500,000	2.75	06/23/2005	1,512,326
Long Island Power Authority CP-2 (Landesbank SC LOC) (A-1+/P-1)
2,000,000	1.02	10/07/2004	2,000,000
Long Island Power Authority CP Series 1 (JP Morgan Chase & Co. LOC) (A-1)
3,000,000	1.00	10/12/2004	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B-RMKT (State Street Corp. LOC) (A-1+/F-1+)
1,080,000	1.71	10/01/2004	1,080,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,500,000	1.77	10/01/2004	4,500,000
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
2,500,000	2.75	06/28/2005	2,522,438
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 B (FSA) (Dexia Credit Local de France SPA) (A-1+/F-1+)
1,000,000	1.69	10/07/2004	1,000,000
Metropolitan Transportation Authority RB Refunding Transportation Series 2002 F (AAA)
1,400,000	5.00	11/15/2004	1,406,445
Metropolitan Transportation Authority Revenue GO VRDN Series 2004 Subseries A-3 (XLCA) (DEPFA Bank PLC SPA) (A-1+/VMIG1)
3,000,000	1.69	10/07/2004	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank N.A. SPA) (A-1+)
5,000,000	1.71	10/07/2004	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank N.A. SPA) (A-1+)
3,000,000	1.71	10/07/2004	3,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
2,990,000	1.71	10/06/2004	2,990,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-1 (FSA) (Westdeutsche Landesbank SPA)
(A-1+/VMIG1)
3,615,000	1.69	10/07/2004	3,615,000
Nassau County GO TANS Series 2003 B (SP-1+/MIG1)
2,000,000	2.00	10/15/2004	2,000,659
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
7,495,000	1.71	10/01/2004	7,495,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A. LOC) (A-1+)
1,200,000	1.71	10/01/2004	1,200,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)
6,330,000	1.71	10/06/2004	6,330,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A-1+)
4,000,000	1.71	10/07/2004	4,000,000
New York City GO VRDN ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC SPA) (VMIG1)
2,000,000	1.76	10/07/2004	2,000,000
New York City GO VRDN Series 1993 Subseries E-3 (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
4,400,000	1.73	10/01/2004	4,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,765,000	1.69	10/06/2004	1,765,000
New York City GO VRDN Series 2003 Subseries A-5 (H SBC Bank USA LOC) (A-1/VMIG1)
2,000,000	1.68	10/06/2004	2,000,000
New York City GO VRDN Series 2004 Subseries H-7 (K BC Bank NV LOC) (A-1+/VMIG1)
3,300,000	1.73	10/01/2004	3,300,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
9,000,000	1.69	10/06/2004	9,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
7,800,000	1.71	10/06/2004	7,800,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A-1+)
3,000,000	1.30	10/12/2004	3,000,000
5,000,000	1.25	11/04/2004	5,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+)
3,000,000	1.17	10/13/2004	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for Municipal Securities Trust Receipts-SGB 27 Series 1997 (FSA-CR) (Societe Generale SPA) (A-1+)
2,500,000	1.71	10/07/2004	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1994 G (FGIC) (FGIC-SPI-SPA) (A-1+/VMIG1)
2,300,000	1.73	10/01/2004	2,300,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)
1,000,000	1.71	10/07/2004	1,000,000

Statement of Investments

ILA Tax-Exempt New York Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York (continued)

New York City Transitional Finance Authority RB for Future Tax Secured Series 2001 C (AA+)
$1,000,000	3.65%	02/01/2005	$1,007,371
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 A (AA+)
1,000,000	4.50	11/01/2004	1,002,868
New York City Transitional Finance Authority RB for Future Tax Secured Series 2004 C (AA+)
3,000,000	2.00	02/01/2005	3,006,247
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)
1,895,000	1.71	10/06/2004	1,895,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002 1 Subseries 1C (Societe Generale SPA) (A-1+/VMIG1)
3,750,000	1.72	10/01/2004	3,750,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
4,500,000	1.68	10/07/2004	4,500,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 C-1 (AA-)
1,000,000	5.00	02/15/2005	1,014,424
New York State Dormitory Authority VRDN RB for Columbia University Series 2004 A-2 (A-1+)
1,000,000	1.60	06/08/2005	1,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	1.71	10/01/2004	1,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2H (HSBC Bank USA SPA) (A-1+)
1,500,000	1.69	10/07/2004	1,500,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A-1+/VMIG1)
3,000,000	1.68	10/07/2004	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,075,000	1.68	10/06/2004	2,075,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 Series 2004 (Citigroup Global Markets LOC) (VMIG1)
2,500,000	1.71	10/07/2004	2,500,000
New York State Environmental CP Series 1997A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,500,000	1.20	10/14/2004	3,500,000
3,000,000	1.17	10/27/2004	3,000,000
3,500,000	1.43	01/20/2005	3,500,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank N.A. SPA) (A-1+)
7,746,500	1.71	10/07/2004	7,746,500
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (AAA)
5,400,000	1.71	10/06/2004	5,400,000
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
2,000,000	1.75>	08/04 /2005	2,000,000
New York State GO VRDN Series 2000 B (Dexia Credit Local de France LOC) (A-1+/VMIG1)
1,500,000	1.58	08/04/2005	1,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
2,800,000	1.68	10/06/2004	2,800,000
New York State Housing Finance Agency VRDN RB AMT for Talleyrand Crescent Housing Series 1999 (FNMA LOC) (VMIG1)
6,000,000	1.68	10/06/2004	6,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA LOC SPA) (VMIG1)
3,700,000	1.75	10/06/2004	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Housing Series 2003 (Fleet National Bank LOC) (VMIG1)
9,100,000	1.72	10/06/2004	9,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A-RMKT (FNMA) (VMIG1)
5,600,000	1.68	10/06/2004	5,600,000
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
6,800,000	1.72	10/06/2004	6,800,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
4,200,000	1.70	10/06/2004	4,200,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)
5,130,000	1.71	10/06/2004	5,130,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,000,000	1.68	10/06/2004	3,000,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/P-1)

3,000,000	1.12	10/08/2004	3,000,000
4,000,000	1.42	11/12/2004	4,000,000
New York State Power Authority RB Series 2000 A (AA-)
1,600,000	4.30	11/15/2004	1,605,971
New York State Power Authority VRDN RB Series 2000 Subseries 5 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/VMIG1)

6,300,000	1.72	10/06/2004	6,300,000
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
3,000,000	1.13	10/06/2004	3,000,000
3,000,000	0.96	10/07/2004	3,000,000
New York State Thruway Authority Service Contract RB Unrefunded Balance for Local Highway & Bridge Series 1997 (AA-)
2,000,000	6.00	04/01/2005	2,045,649
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)

Statement of Investments

ILA Tax-Exempt New York Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York (continued)

$1,600,000	1.71%	10/07/2004	$1,600,000
New York State Urban Development Corporation RB Refunding for Project Center for Industrial Innovation Series 1995 (AA-)
1,265,000	6.25	01/01/2005	1,281,010
Northport East Union Free School District GO TANS Series 2004 (MIG1)
2,000,000	3.00	06/30/2005	2,021,330
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,405,000	1.65	10/06/2004	1,405,000
Port Authority of New York & New Jersey CPSeries B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/P-1)
1,130,000	1.13	10/06/2004	1,130,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (VMIG1)
3,530,000	1.70	10/07/2004	3,530,000
Sachem Central School District Holbrook GO TANS (SP-1+)
2,500,000	2.75	06/23/2005	2,521,985
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F-1+)
4,000,000	1.71	10/07/2004	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)
3,000,000	1.71	10/06/2004	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
4,755,000	1.69	10/06/2004	4,755,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	1.75	10/07/2004	3,000,000

			$273,570,223

Puerto Rico — 8.3%
Puerto Rico Government Development Bank (CP Program) (A-1)
$2,000,000	1.17%	10/07/2004	$2 ,000,000
2,000,000	1.34	10/07/2004	2,000,000
1,500,000	1.35	10/08/2004	1,500,000
2,500,000	1.18	11/10/2004	2,500,000
3,000,000	1.40	12/08/2004	3,000,000
2,000,000	1.30	12/09/2004	2,000,000
1,000,000	1.45	01/13/2005	1,000,000
2,405,000	1.47	01/13/2005	2,405,000
Puerto Rico Industrial Tourist Edl VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P‑1)
8,300,000	1.65	10/07/2004	8,300,000

			$24,705,000

TOTAL INVESTMENTS — 100.5%			$298,275,223

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

> Forward commitment

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
COPS — Certificates of Participation
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FNMA — Insured by Federal National Mortgage Assoc.
FSA — Insured by Financial Security Assurance Co.
FSA-CR — Financial Security Assurance Credit
GO — General Obligation
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MBIA—IBC — Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
RB — Revenue Bond
ROCS — Reset Option Certificates
SPA — Stand-by-Purchase Agreement
SPI — Securities Purchase Inc.
TANS — Tax Anticipation Notes
VRDN — Variable Rate Demand Note
XLCA — Insured by XL Capital Assurance

Statement of Investments

ILA Prime Obligations Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations — 27.4%
Asset-Backed
Asset Portfolio Funding Corp.
$10,000,000	1.52%		10/13/2004	$9,994,933
CRC Funding LLC
15,000,000	1.67		11/22/2004	14,963,817
CXC, Inc.
10,000,000	1.98		03/14/2005	9,909,800
Edison Asset Securitization Corp.
15,000,000	1.49		10/05/2004	14,997,517
Ford Credit Floorplan Master Owner Trust A Series 2002-1
10,000,000	1.67		11/16/2004	9,978,661
Fountain Square Commercial Funding Corp.
14,764,000	1.75		12/01/2004	14,720,221
Jupiter Securitization Corp.
15,127,000	1.64		10/06/2004	15,123,554
Asset-Backed-Special Purpose Finance Companies
Discover Card Master Trust I Series 2000-A (New Castle)
10,000,000	1.52		10/14/2004	9,994,511
Park Granada LLC
10,000,000	1.83		10/07/2004	9,996,950

Total Commercial Paper and Corporate Obligations				$109,679,964

Master Demand Note — 2.5%
Bank of America Corp.
$10,000,000	1.96%		11/02/2004	$10,000,000

Total Master Demand Note				$10,000,000

U.S. Government Agency Obligations — 39.4%
Federal Home Loan Bank
$5,000,000	1.50%	#	10/03/2004	$4,997,477
25,000,000	1.80	#	12/15/2004	24,997,165
5,000,000	1.40		04/01/2005	4,998,784
Federal Home Loan Mortgage Corp.
5,000,000	1.54	#	10/07/2004	5,000,000
35,000,000	1.57		10/26/2004	34,961,840
5,000,000	1.67	#	11/07/2004	5,000,000
7,946,000	1.35		03/08/2005	7,898,920
6,227,000	1.19		03/10/2005	6,194,066
Federal National Mortgage Association
15,000,000	1.73	#	10/29/2004	14,989,007
15,000,000	1.56	#	11/08/2004	14,984,826
5,000,000	1.58	#	11/11/2004	4,999,453
8,711,000	1.27		11/12/2004	8,698,093
5,000,000	1.67	#	12/06/2004	4,997,195
5,000,000	1.10		12/16/2004	4,988,389
5,000,000	1.16		12/16/2004	4,987,755
5,000,000	1.30		01/07/2005	4,982,306

Total U.S. Government Agency Obligations				$157,675,276

Variable Rate Obligations # — 13.8%
General Electric Capital Corp.
$5,000,000	1.84%		10/12/2004	$5,000,000
M & I Marshall & Ilsley Bank
20,000,000	1.61		10/04/2004	19,999,647
Merrill Lynch & Co., Inc.
10,000,000	1.90		11/23/2004	10,012,307
Monumental Life Insurance Co.†
20,000,000	1.81		10/01/2004	20,000,000

Total Variable Rate Obligations				$55,011,954

Total Investments before Repurchase Agreements				$332,367,194

Repurchase Agreements^ — 16.9%
Deutsche Bank
$10,000,000	1.61%		11/09/2004	$10,000,000
Maturity Value: $10,041,144 Dated: 08/09/04 Collateralized by U.S. Treasury Note, 4.38% due 05/15/2007
Joint Repurchase Agreement Account I
12,700,000	1.77		10/01/2004	12,700,000
Maturity Value: $12,700,623
Joint Repurchase Agreement Account II
40,000,000	1.91		10/01/2004	40,000,000
Maturity Value: $40,002,123
Salomon Smith Barney, Inc.
5,000,000	1.98		10/01/2004	5,000,000
Maturity Value: $5,000,275 Collateralized by corporate issues, 5.47% to 7.45% due 07/18/2031 to 10/25/2034, ratings range from BBB- to Baa1

Total Repurchase Agreements				$67,700,000

Total Investments — 100.0%				$400,067,194

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the LIBOR rate.

†	Insurance company issued short-term funding agreement.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Prime Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $12,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30 /2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/ 2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2 007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Prime Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $40,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

Statement of Investments

ILA Government Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 45.9%
Federal Home Loan Bank
$5,000,000	2.00%		11/15/2004	$5,003,139
3,000,000	1.84	#	12/21/2004	2,999,968
Federal Home Loan Mortgage Corp.
10,000,000	1.54	#	10/07/2004	10,000,000
7,000,000	1.50		10/19/2004	6,994,768
2,000,000	1.86		02/22/2005	1,985,120
Federal National Mortgage Association
5,000,000	1.56	#	10/28/2004	4,999,510
5,000,000	1.72	#	10/29/2004	4,997,827
2,000,000	1.73	#	10/29/2004	1,998,534
7,000,000	1.60		11/10/2004	6,987,583
5,000,000	1.58	#	11/11/2004	4,999,453
5,000,000	1.67	#	12/06/2004	4,997,195
2,000,000	1.87		02/23/2005	1,984,936
2,000,000	1.88		03/02/2005	1,984,125
2,000,000	1.35		04/28/2005	2,000,000

Total U.S. Government Agency Obligations				$61,932,158

Total Investments before Repurchase Agreements				$61,932,158

Repurchase Agreements^ — 54.0%
Joint Repurchase Agreement Account I
$18,000,000	1.77%		10/01/2004	$18,000,000
Maturity Value: $18,000,883
Joint Repurchase Agreement Account II
45,000,000	1.91		10/01/2004	45,000,000
Maturity Value: $45,002,389
UBS Warburg LLC
5,000,000	1.65		11/15/2004	5,000,000
Maturity Value: $5,020,854 Dated: 08/16/04 Collateralized by FHLMC, 6.00% due 06/01/2034 and FNMA, 7.50% due 01/01/2032 to 06/01/2032
5,000,000	1.65		11/17/2004	5,000,000
Maturity Value: $5,020,625 Dated: 08/19/04 Collateralized by FHLMC, 6.00% due 06/01/2034 and FNMA, 6.00% due 01/01/2023 to 02/01/2028

Total Repurchase Agreements				$73,000,000

Total Investments — 99.9%				$134,932,158

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the LIBOR rate.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Government Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $18,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30 /2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/ 2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2 007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Government Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $45,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

Statement of Investments

ILA Treasury Obligations Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations — 20.5%
United States Treasury Bills
$10,000,000	1.18%	10/28/2004	$9,991,188
20,000,000	1.76	02/24/2005	19,857,447
10,000,000	1.89	03/24/2005	9,908,650
United States Treasury Notes
20,000,000	5.88	11/15/2004	20,112,449
18,000,000	2.00	11/30/2004	18,018,990
35,000,000	1.75	12/31/2004	35,035,547
25,000,000	1.50	02/28/2005	25,034,351
10,000,000	1.63	03/31/2005	10,018,083
5,000,000	6.75	05/15/2005	5,161,221

Total U.S. Treasury Obligations			$153,137,926

Total Investments before Repurchase Agreements			$153,137,926

Repurchase Agreements-Unaffiliated Issuers^ — 76.1%
Deutsche Bank
$10,000,000	1.73%	12/15/2004	$10,000,000
Maturity Value: $10,043,250 Dated: 09/16/04 Collateralized by U.S.Treasury Inflation Index Notes, 1.88% due 07/15/2013
Joint Repurchase Agreement Account I
523,100,000	1.77	10/01/2004	523,100,000
Maturity Value: $523,125,661
UBS LLC
24,900,000	1.71	10/01/2004	24,900,000
Maturity Value: $24,901,183 Collateralized by U.S. Treasury Notes, 1.63% due 01/31/2005
10,000,000	1.46	10/25/2004	10,000,000
Maturity Value: $10,039,339 Dated: 07/20/04 Collateralized by U.S. Treasury Notes, 1.88% due 01/31/2006

Total Repurchase Agreements-Unaffiliated Issuers			$568,000,000

Repurchase Agreement-Affiliated Issuer^ — 3.4%
Goldman, Sachs & Co.
$25,000,000	1.75%	10/01/2004	$25,000,000

Maturity Value: $25,001,215 Collateralized by U.S. Treasury Stripped, 0.00% due 05/15/2007
Total Repurchase Agreement-Affiliated Issuer			$25,000,000

Total Investments — 100.0%			$746,137,926

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I – At September 30, 2004, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $523,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 0 1/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Alabama — 2.8%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A‑1/VMIG1)
$3,070,000	1.70%		10/07/2004	$3,070,000
Birmingham Alabama GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A‑1/P‑1)
5,000,000	1.72		10/06/2004	5,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A‑1/VMIG1)
4,000,000	1.72		10/01/2004	4,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A‑1/VMIG1)
14,000,000	1.72		10/01/2004	14,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A‑1/VMIG1)
14,600,000	1.72		10/01/2004	14,600,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A‑1/VMIG1)
7,000,000	1.75		10/07/2004	7,000,000
Parrish Alabama VRDN IDRB PCRB Alabama Power Co. Project 1994 (A‑1/VMIG1)
5,000,000	1.72		10/01/2004	5,000,000
University Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A‑1/VMIG1)
4,000,000	1.70		10/07/2004	4,000,000
University of Alabama VRDN RB Series 1993 B (A‑1+/VMIG1)
2,800,000	1.66		10/06/2004	2,600,000

				59,270,000

Alaska — 0.3%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A‑1+/VMIG1)
6,405,000	1.68%		10/06/2004	6,405,000

Arizona — 0.8%
City of Phoenix Water CP (Dexia Credit Local LOC) (A‑1+/P‑1)
5,000,000	1.10%		12/09/2004	5,000,000
3,000,000	1.40		02/14/2005	3,000,000
Salt River Agriculture Improvement & Power Project CP Series S-B (Bank of America, Bank One, N.A., JP Morgan Chase & Co., Citibank, N.A., Wells Fargo Bank and M&I Marshall SPA) (A‑1+/P‑1)
3,225,000	1.40		10/22/2004	3,225,000
5,000,000	1.20		12/08/2004	5,000,000

				16,225,000

California — 2.1%
California State Economic Recovery VRDN RB Series VAR-SER C-12 (XLCA) (DePfa Bank PLC SPA) (A‑1+/VMIG1)
10,700,000	1.69%		10/06/2004	10,700,000
California Statewide Communities Development Authority Kaiser Permanente CP Series S-K (A‑1+/VMIG1)
7,000,000	1.12		10/14/2004	7,000,000
3,000,000	1.17		11/09/2004	3,000,000
California Statewide Communities Development Authority VRDN RB Series 2004 M (A‑1)
5,400,000	1.73		10/06/2004	5,400,000
Clovis California Unified School District GO TRANS Series 2004 (SP‑1+)
7,500,000	2.50	>	06/30/2005	7,549,487
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A‑1+/VMIG1)
5,600,000	1.69		10/06/2004	5,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A‑1+/VMIG1)
2,600,000	1.69		10/06/2004	2,600,000
Sacramento County TRANS Series 2004 A SP‑1+/MIG1)
2,000,000	3.00	>	07/11/2005	2,020,587

				43,870,074

Colorado — 0.9%
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
10,800,000	1.70%		10/06/2004	10,800,000
Colorado State General Fund Revenue TRANS (SP‑1+/MIG1)
5,000,000	3.00		06/27/2005	5,050,737
Denver Colorado City & County VRDN P‑Floats‑P‑T‑2043 Series 2003 (Merrill Lynch Capital Services SPA) (A‑1+)
3,485,000	1.73		10/07/2004	3,485,000

				19,335,737

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank) (A‑1+)
4,000,000	1.75%		10/07/2004	4,000,000

Florida — 4.1%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A‑1)
5,700,000	1.74%		10/06/2004	5,700,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
5,500,000	1.70		10/07/2004	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A‑1+)
2,500,000	1.80		10/07/2004	2,500,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank N.A. SPA) (A‑1+)
1,500,000	1.75		10/07/2004	1,500,000
Jacksonville Electric Authority CP Bonds Series 2000 F (Landesbank Hessen-Thueringen SPA) (A‑1+/VMIG1)
3,500,000	1.05		10/13/2004	3,500,000
3,500,000	1.05		10/15/2004	3,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen) (A‑1+/VMIG1)
11,000,000	1.38		10/04/2004	11,000,000
Jacksonville Electric Authority CP Series A (Westlb AP SPA) (A‑1+/VMIG1)
2,000,000	1.15		10/07/2004	2,000,000
7,200,000	1.20		11/05/2004	7,200,000
Jacksonville Electric Authority CP Series C-1 (JP Morgan Chase SPA) (A‑1+/P‑1)
4,000,000	1.19		10/06/2004	4,000,000
Jacksonville Electric Authority CP Notes Series C-1 (JP Morgan Chase & Co. SPA) (A‑1+/P‑1/F-1+)

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida (continued)
$6,000,000	1.14	10/08/2004	$6,000,000
3,000,000	1.38	10/15/2004	3,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
4,180,000	1.72	10/07/2004	4,180,000
Jacksonville Health Facilities Authority CP Series 2001 A (A-1+/VMIG1)
5,000,000	1.38	11/08/2004	5,000,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (P-1)
3,500,000	1.17	10/05/2004	3,500,000
3,500,000	1.17	10/06/2004	3,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	1.69	10/06/2004	3,000,000
Miami Dade County Florida School District TANS (MIG1)
7,500,000	2.75	06/28/2005	7,568,336
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	1.76	10/01/2004	3,305,000

			85,453,336

Georgia — 2.8%
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
5,000,000	1.69%	10/07/2004	5,000,000
Cobb County School District GO TANS Series 2004 (MIG1)
5,350,000	1.75	12/31/2004	5,360,025
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
2,520,000	1.69	10/06/2004	2,520,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb
Medical Center Project Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	1.69	10/07/2004	4,000,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
8,560,000	1.69	10/06/2004	8,560,000
Georgia State GO Bonds Series 1996 B (AAA/Aaa)
3,000,000	6.25	04/01/2005	3,076,226
Georgia State GO VRDN P-Float-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA)
9,495,000	1.72	10/07/2004	9,495,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Westlb AG Bayerische Landesbank, and Wachovia Bank LOC)( Westdeutsche Landesbank SPA) (A-1+)
15,000,000	1.65	10/08/2004	15,000,000
Private Colleges & Universities Facilities Authority RB for Emory University Project Series 1997 A (Aa2/AA)
5,000,000	5.38	11/01/2004	5,017,689
Savannah Economic Development Authority VRDN PCRB Refunding Savannah Electric & Power Project Series 1993 (A-1/VMI G1)
1,300,000	1.76	10/07/2004	1,300,000

			59,328,940

Hawaii — 0.1%
Honolulu Hawaii City & County CP (Westdeutsche Landesbank SPA)

2,000,000	1.12%	10/12/2004	2,000,000

Illinois — 9.0%
Chicago Il (AMBAC) (Wachovia Bank SPA) (VMIG1)
7,000,000	1.30%	12/10/2004	7,000,000
Chicago Illinois GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
11,900,000	1.70	10/07/2004	11,900,000
Chicago Illinois GO VRDN Project Series 2003 B-1 (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
11,100,000	1.70	10/06/2004	11,100,000
Chicago Illinois VRDN Series 2002 B (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
6,000,000	1.70	10/07/2004	6,000,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
1,000,000	1.74	10/06/2004	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	1.70	10/07/2004	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
17,500,000	1.70	10/07/2004	17,500,000
Cook County Illinois GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
21,000,000	1.70	10/06/2004	21,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	1.72	10/07/2004	5,000,000
Illinois Development Finance Authority Revenue VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,880,000	1.70	10/07/2004	3,880,000
Illinois Finance Authority VRDN RB ROCS II-R-6015 Series 2004 (Citibank N.A.) (A-1+)
5,655,000	1.75	10/07/2004	5,655,000
Illinois Finance Authority VRDN RB Series 2004 B Northwestern University (A-1+/VMIG1)
4,000,000	1.70	10/06/2004	4,000,000
Illinois GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (Citibank N.A. SPA) (A-1+)
4,900,000	1.75	10/07/2004	4,900,000
Illinois Health Facilities Authority Revenue VRDN RB Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1+/VMIG1)
19,000,000	1.71	10/06/2004	19,000,000
Illinois Health Facilities Authority VRDN RB (A -1+/VMIG1)
10,000,000	1.70	02/24/2005	10,000,000
Illinois Health Facilities Authority VRDN RB for Rosalind Franklin University Series 2003 (Bank One, N.A. LOC) (A-1/VMIG1)
3,000,000	1.71	10/06/2004	3,000,000

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois (continued)
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A‑1+/VMIG1)
$13,150,000	1.70%	10/06/2004	$13,150,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A‑1+/VMIG1)
16,375,000	1.70	10/06/2004	16,375,000
Illinois State GO VRDN P-Float-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F‑1+)
4,240,000	1.73	10/07/2004	4,240,000
Illinois State GO VRDN P-Float-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F‑1+)
3,980,000	1.73	10/07/2004	3,980,000
Illinois State GO VRDN ROCS II-R-4529 Trust Series 2003 (MBIA) (Citigroup Global Markets) (A‑1+)
2,000,000	1.70	08/04/2005	2,000,000
Illinois State Sales Tax VRDN RB P-Float-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F‑1+)
4,100,000	1.73	10/07/2004	4,100,000
Illinois State VRDN Sales Tax Revenue P-Float-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F‑1+)
3,990,000	1.73	10/07/2004	3,990,000

			188,770,000

Indiana — 1.7%
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F‑1+)
5,000,000	1.75%	10/06/2004	5,000,000
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2004-28 (Indiana TFA) (FGIC) (ABN Amro Bank N.V. SPA) (F‑1+)
5,000,000	1.30	12/01/2004	5,000,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B 18 (FGIC) (Wachovia Bank N.A. SPA) (A‑1)
5,110,000	1.74	10/06/2004	5,110,000
Indiana TFA Highway VRDN RB P-Float-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F‑1+)
5,185,000	1.73	10/07/2004	5,185,000
Indiana TFA Highway VRDN RB P-Float-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F‑1+)
5,330,000	1.73	10/07/2004	5,330,000
Indiana TFA Highway VRDN RB P-Float-PT 2330 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F‑1+)
5,540,000	1.73	10/07/2004	5,540,000
Wayne Township VRDN RB for School Building Corp. P-Float-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A‑1)
5,240,000	1.73	10/07/2004	5,240,000

			36,405,000

Iowa — 1.7%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993
A (A‑1/VMIG1)
900,000	1.75%	10/06/2004	900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (A1+/VMIG1)
12,500,000	1.72	10/07/2004	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A‑1/VMIG1)
21,795,000	1.75	10/06/2004	21,795,000

			35,195,000

Kansas — 0.6%
Kansas DOT Highway VRDN RB Series 2000 C-2 (Kansas State Pooled Investment Board) (A‑1+/VMIG1)
12,000,000	1.72%	10/06/2004	12,000,000

Kentucky — 1.2%
Kentucky Asset/Liability Common General Fund TRANS RB Series 2004 A (F‑1+)
14,000,000	3.00%	06/29/2005	14,148,409
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. SPA) (SP-1)
8,500,000	3.00 >	06/30/2005	8,583,648
Louisville & Jefferson County VRDN Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank N.A.) (A‑1+)
2,500,000	1.75	10/07/2004	2,500,000

			25,232,057

Louisiana — 1.9%
Ascension Parish Louisiana VRDN PCRB for Vulcan Materials Co. Series 1996 (A‑1/VMIG1)
8,200,000	1.73%	10/06/2004	8,200,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding Loop LLC Project Series 2003 A (Suntrust Bank LOC) (A‑1+)
14,750,000	1.76	10/01/2004	14,750,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A‑1+/VMIG1)
8,605,000	1.66	10/06/2004	8,605,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A‑1+/VMIG1)
4,295,000	1.66	10/06/2004	4,295,000
South Lousiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P1)
3,500,000	1.72	10/06/2004	3,500,000

			39,350,000

Maine — 0.1%
Maine State GO Bonds General Purpose Series 2004 (Aa2/AA)
1,430,000	2.00%	01/15/2005	1,432,830

Maryland — 1.5%
Maryland State Health & Higher Educational Facilities Authority Series Senior B (Wachovia Bank N.A. SPA) (A‑1/P-1)
8,000,000	1.20%	10/19/2004	8,000,000
Maryland State John Hopkins Health & Higher Educational Facilities Authority Series A (Bank of America N.A. SPA) (A‑1+/P-1)
6,000,000	1.49	10/19/2004	6,000,000
9,875,000	1.52	10/19/2004	9,875,000
Montgomery County Maryland CP Series 2002 (Toronto Dominion Bank SPA) (A‑1+/P-1)
3,000,000	1.17	10/18/2004	3,000,000

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Maryland (continued)
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)
$4,945,000	1.73%	10/07/2004	$4,945,000

			31,820,000

Massachusetts — 4.4%
Harvard University CP (State Street Corp. and California State LOC) (A-1+/P-1)
9,000,000	1.20%	10/27/2004	9,000,000
5,000,000	1.17	11/09/2004	5,000,000
Massachusetts Bay Transportation Authority GO VRDN General Transportation Systems Series (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,400,000	1.70	10/06/2004	7,400,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN Merlots Series 2004 B-04 (Wachovia Bank N.A. SPA) (A-1)
8,995,000	1.72	10/06/2004	8,995,000
Massachusetts GO VRDN Refunding Bonds Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
24,900,000	1.70	10/07/2004	24,900,000
Massachusetts State Development Finance Agency Revenue VRDN RB for Phillips Academy Series 2003 (Bank of New York SPA) (A-1+/VMIG1)
13,000,000	1.72	10/07/2004	13,000,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
17,200,000	1.70	10/07/2004	17,200,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank SPA) (A-1+/P-1)
2,200,000	1.15	10/01/2004	2,200,000
2,000,000	1.16	11/05/2004	2,000,000
3,000,000	1.40	12/10/2004	3,000,000

			92,695,000

Michigan — 4.6%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC Q-SBLF) (Merrill Lynch Capital Services SPA) (F-1+)
4,475,000	1.72%	10/07/2004	4,475,000
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
15,000,000	1.72	10/07/2004	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1/VMIG1)
5,000,000	1.70	10/06/2004	5,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.72	10/07/2004	5,000,000
Michigan Building Authority VRDN P-Floats-PT 398 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)
6,600,000	1.72	10/07/2004	6,600,000
Michigan Municipal Bond Authority RB Series 2004 B-1 (SP1+)
4,000,000	3.00	08/19/2005	4,050,352
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Revenue Series 1998 (Merrill Lynch Capital Services SPA) (A-1+)
8,600,000	1.72	10/07/2004	8,600,000
Michigan State Building Authority VRDN RB ROCS I-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets) (A-1+)
5,215,000	1.75	10/07/2004	5,215,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1/VMIG1)
37,500,000	1.71	10/07/2004	37,500,000
Michigan State Trunk Line P-Floats-PA 1260 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F-1+)
5,175,000	1.72	10/07/2004	5,175,000

			96,615,352

Minnesota — 2.4%
City of Rochester Mayo Clinic Health Facility RB CP Series 2000 B (U.S. Bank National SPA) (A-1+/VMIG1)
5,000,000	1.33%	11/15/2004	5,000,000
City of Rochester Mayo Clinic Health Facility RB CP Series 2001 D (Wells Fargo & Co. SPA) (A-1+/VMIG1)
9,000,000	1.42	01/13/2005	9,000,000
City of Rochester Mayo Medical Center CP Series F (Chase Manhattan SPA) (A-1+)
4,135,000	1.17	10/21/2004	4,135,000
3,900,000	1.23	11/09/2004	3,900,000
Minnesota State VRDN P-Float PT 1941 Series 2003 (Merrill Lynch Capital Service SPA) (F-1+)
5,000,000	1.73	10/07/2004	5,000,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
23,150,000	1.73	10/06/2004	23,150,000

			50,185,000

Mississippi — 1.2%
Jackson County PCRB VRDN Refunding for Chevron U.S.A. Inc. Project Series 2004 (P-1)
3,650,000	1.73%	10/01/2004	3,650,000
Mississippi GO VRDN Eagle Tax-Exempt Trust Series 20012402 (Citibank N.A. SPA) (A-1+)
10,655,000	1.75	10/07/2004	10,655,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB North Mississippi Health Services Series 2004 1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.71	10/07/2004	5,000,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,995,000	1.74	10/06/2004	4,995,000

			24,300,000

Missouri — 0.5%
Bi-State Development Agency of Missouri Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.72%	10/06/2004	5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	1.70	10/07/2004	5,000,000

			10,000,000

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nebraska — 0.2%
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)
$4,000,000	1.75%	10/07/2004	$4,000,000

Nevada — 0.8%
Clark County Nevada CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+/P-1)
5,000,000	1.13%	10/06/2004	5,000,000
Clark County Nevada VRDN Eagle Tax-Exempt Trust Series 002801 Class A (Citibank N.A. SPA) (A-1+)
6,920,000	1.75	10/07/2004	6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P-1)
4,000,000	1.20	10/25/2004	4,000,000

			15,920,000

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority Revenue VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Co. SPA) (A-1+/VMIG1)
6,000,000	1.72%	10/07/2004	6,000,000
New Hampshire State CP (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
5,000,000	1.15	10/12/2004	5,000,000
New Hampshire State GO VRDN Floater-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
4,000,000	1.45	04/28/2005	4,000,000

			15,000,000

New Jersey — 0.7%
New Jersey Economic Developmental Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
3,995,000	1.71%	10/06/2004	3,995,000
New Jersey State TANS Series 2004 A (SP-1+/MIG1)
10,000,000	3.00	06/24/2005	10,107,999

			14,102,999

New Mexico — 1.9%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,405,000	1.68%	10/06/2004	5,405,000
Bernalillo County Gross Receipts Tax VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F-1+)
5,420,000	1.73	10/07/2004	5,415,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
10,000,000	1.78	10/01/2004	10,000,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 (Merrill Lynch Capital Services SPA)(A-1+)
4,950,000	1.73	10/07/2004	4,950,000
New Mexico State University VRDN RB P-Floats-PT (Merrill Lynch Capital Services 2342 (AMBAC) SPA) (A-1)
4,000,000	1.73	10/07/2004	4,000,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,640,000	1.77	10/06/2004	7,640,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,500,000	1.70	10/06/2004	2,500,000

			39,910,000

New York — 5.7%
Long Island Power Authority 3/A2 CP Series CPI (JP Morgan Chase & Co. LOC) (A-1/SP-1+)
3,000,000	1.00%	10/12/2004	3,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
6,000,000	1.69	10/07/2004	6,000,000
New York City GO VRDN Adjusted ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC SPA) (VMIG1)
5,000,000	1.76	10/07/2004	5,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,800,000	1.69	10/06/2004	2,800,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
8,300,000	1.69	10/06/2004	8,300,000
New York City TFA VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
12,600,000	1.72	10/06/2004	12,600,000
New York City TFA VRDN RB for Recovery Series 2002 3 Subseries 3 C (Bank of New York SPA) (A-1+/VMIG1)
20,000,000	1.64	10/06/2004	20,000,000
New York Muni Water CP (Bayerische Landesbank, Westdeutsche Landesbank) (A-1+/P-1)
10,000,000	1.20	10/25/2004	10,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2E (BNP Paribas SPA) (A-1+)
10,000,000	1.69	10/07/2004	10,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2H (HSBC Bank USA SPA) (A-1+)
2,200,000	1.69	10/07/2004	2,200,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
5,800,000	1.72	10/06/2004	5,800,000
New York State Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 1995 A (FGIC) (FGIC-SPI) (A-1+/VMIG1)
2,900,000	1.77	10/01/2004	2,900,000
New York State Thruway Authority CP Seriese 2001 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
2,500,000	1.13	10/06/2004	2,500,000
New York State Urban Development Corp. Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)
5,000,000	1.71	10/07/2004	5,000,000
Sachem Central School District New York Holbrook TANS (SP-1+)
7,000,000	2.75	06/23/2005	7,061,557
Triborough Bridge & Tunnel Authority VRDN RB General Series 2002 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
12,400,000	1.68	10/07/2004	12,400,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)
3,000,000	1.71	10/06/2004	3,000,000

			$118,561,557

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — 2.9%
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A‑1+)
6,860,000	1.69%	10/07/2004	6,860,000
North Carolina State VRDN GO P‑Floats-PT-1962 Series 2003 (Merrill Lynch Capital Services SPA) (F‑1+)
4,970,000	1.73	10/07/2004	4,970,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A‑1+/VMIG1)
5,300,000	1.68	10/06/2004	5,300,000
University of North Carolina for Chapel Hill Hospital VRDN Series 2003 A (Bank of America N.A. SPA) (A‑1+/VMIG1)
9,800,000	1.70	10/07/2004	9,800,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A‑1+/VMIG1)
14,855,000	1.76	10/01/2004	14,855,000
Wake County GO Bonds for Public Improvement Series 2003 C (LLoyds TSB Bank PLC SPA) (A‑1+/VMIG1)
9,000,000	2.50	04/01/2005	9,051,009
Wilmington North Carolina GO VRDN (Wachovia Bank SPA) (A‑1+/VMIG1)
5,460,000	1.69	10/06/2004	5,460,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A‑1+/VMIG1)
4,200,000	1.70	10/06/2004	4,200,000

			60,496,009

Ohio — 3.2%
Franklin County Ohio Revenue Trinity Health Credit VRDN RB Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A‑1+/VMIG1)
40,000,000	1.71%	10/07/2004	40,000,000
Ohio State GO VRDN for Infrastructure Improvement Series 2003 B (A‑1+/VMIG1)
6,400,000	1.68	10/06/2004	6,400,000
Ohio State GO VRDN P‑Floats-PT 2125 Series 2004 (Merrill Lynch Capital Services SPA) (F‑1+)
6,155,000	1.72	10/07/2004	6,155,000
Ohio State University CP Series 2003 E (A‑1+/VMIG1)
4,900,000	1.05	10/14/2004	4,900,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A‑1+/VMIG1)
2,450,000	1.71	10/06/2004	2,450,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A‑1+/VMIG1)
7,500,000	1.71	10/07/2004	7,500,000

			67,405,000

Oklahoma — 0.9%
Payne County Oklahoma Economic Development Authority Student Housing VRDN RB OSUF Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
19,350,000	1.71%	10/07/2004	19,350,000

Oregon — 1.6%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A‑1+/VMIG1)
5,000,000	1.69%	10/06/2004	5,000,000
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
10,000,000	1.67	10/06/2004	10,000,000
Oregon State GO VRDN Series 1985 73-H (Bayerische Landesbank SPA) (A‑1+/VMIG1)
13,000,000	1.67	10/06/2004	13,000,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank) (A‑1+/VMIG1)
6,030,000	1.72	10/07/2004	6,030,000

			34,030,000

Pennsylvania — 2.7%
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
8,600,000	1.70%	10/07/2004	8,600,000
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
3,900,000	1.70	10/07/2004	3,900,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A‑1)
5,000,000	1.74	10/06/2004	5,000,000
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
11,605,000	1.71	10/07/2004	11,605,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 A‑1 (Westdeutshe Landesbank SPA) (A‑1+/VMIG1)
10,000,000	1.70	10/06/2004	10,000,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A‑1+/VMIG1)
8,175,000	1.70	10/07/2004	8,175,000
Pennsylvania State VRDB GO Eagle-20040043-CL A (FSA) (Citibank N.A. SPA) (A‑1+)
6,000,000	1.75	10/07/2004	6,000,000
Temple University of the Commonwealth Systems of Higher Education for University Funding (MIG1)
4,000,000	2.25	05/02/2005	4,022,587

			57,302,587

Puerto Rico — 1.4%
Puerto Rico Government Development Bank CP Series 2003 (A‑1)
6,000,000	1.40%	12/08/2004	6,000,000
3,150,000	1.45	01/13/2005	3,150,000
Puerto Rico Government Development Bank CP Series 2004 (A‑1)
4,000,000	1.34	10/07/2004	4,000,000
3,220,000	1.20	10/08/2004	3,220,000
4,564,000	1.35	10/08/2004	4,564,000
3,000,000	1.18	11/10/2004	3,000,000
2,500,000	1.47	01/13/2005	2,500,000
2,410,000	1.46	01/14/2005	2,410,000

			28,844,000

South Carolina — 1.4%

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina Association Governmental Organizations COPS Series 2004 (MIG1)
$5,000,000	2.75% >	04/15/2005	$5,032,327
South Carolina Public Service Authority CP for Santee Cooper (BNP Paribas and Dexia Local Credit LOC) (A‑1+/P‑1)
6,809,000	1.40	10/05/2004	6,809,000
South Carolina State Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank N.A.) (A‑1+)
5,000,000	1.75	10/07/2004	5,000,000
South Carolina State VRDN P‑Floats Part 1225 (Merrill Lynch Capital Services SPA) (A‑1+)
6,805,000	1.71	10/07/2004	6,805,000
South Carolina Transportation Infrastructure VRDN Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank N.A. SPA) (A‑1+)
6,760,000	1.75	10/07/2004	6,760,000

			30,406,327

Tennessee — 3.7%
City of Memphis GO CP Series 2000 (Westdeutsche Landesbank SPA) (A‑1+/P‑1)
3,100,000	1.18%	11/10/2004	3,100,000
7,000,000	1.35	11/10/2004	7,000,000
3,000,000	1.43	11/12/2004	3,000,000
Knoxville Utilities Board VRDN RB Adjustable Subordinate Electric Systems Notes (FSA) (Suntrust Bank SPA) (A‑1+/VMIG1)
16,550,000	1.75	10/01/2004	16,550,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A‑1+/VMIG1)
14,015,000	1.65	10/07/2004	13,760,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A‑1+/VMIG1)
4,735,000	1.65	10/07/2004	4,735,000
Metropolitan Government of Nashville & Davidson County CP (A‑1+/F‑1+)
5,000,000	1.07	10/14/2004	5,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series III F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,190,000	1.72	10/07/2004	14,190,000
Shelby County Tennessee TRANS (SP‑1+/MIG1)
4,000,000	3.00	06/30/2005	4,043,456
State of Tennessee GO CP Series A (Tennessee Consolidated Retirement System SPA) (A‑1+/P‑1)
2,425,000	1.43	12/09/2004	2,425,000
3,000,000	1.46	01/14/2005	3,000,000

			76,803,456

Texas — 12.8%
City of Dallas Water Utilities CP Series B (Bank of America N.A. SPA) (A‑1+/P‑1)
5,000,000	1.70%	10/01/2004	5,000,000
City of Houston CP Series E (Bank of America SPA) (P‑1/A‑1+)
4,000,000	1.45	01/24/2005	4,000,000
City of Houston CP Notes (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (P‑1/A‑1+)
5,500,000	1.17	10/27/2004	5,500,000
City of Houston CP Notes (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A‑1+/P‑1)
7,600,000	1.46	01/24/2005	7,600,000
City of Houston CP Notes Series E (Bank of America N.A. SPA)
3,000,000	1.45	01/24/2005	3,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 104 (Societe Generale SPA) (A‑1+)
34,930,000	1.73	10/07/2004	34,930,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2004 A 129 (Wachovia Bank N.A. SPA) (A+)
3,000,000	1.80	07/13/2005	3,000,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2004 C 16 (PSF‑GTD) (Wachovia Bank N.A. SPA) (VMIG1)
4,400,000	1.14	10/06/2004	4,400,000
Dallas Area Rapid Transit CP (Bayerische Landesbank), Landesbank Baden-Wurttm, State Street Corp. and Westdeutsche Landesbank SPA) (A‑1+/P‑1)
3,000,000	1.17	10/12/2004	3,000,000
Harris County Texas Health Facilities Development VRDN RB for Methodist Hospital Series 2002 (A‑1+)
22,850,000	1.72	10/01/2004	22,850,000
Harris County Texas VRDN RB P‑Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F‑1+)
8,995,000	1.73	10/07/2004	8,995,000
Houston Texas Utility Systems Revenue VRDN RB Merlots Series 2004 B 17 (MBIA‑IBC) (FGIC) (Wachovia Bank N.A. SPA) (A‑1)
12,200,000	1.74	10/06/2004	12,200,000
Jefferson County Texas (FGIC) ( Merrill Lynch Capital Serives SPA) (A‑1+)
6,515,000	1.35	01/27/2005	6,515,000
Lewisville Texas Independent School District GO VRDN P‑Float-PT 2089 Series 2004 (PSF‑GTD) (Merrill Lynch Capital Services SPA) (F‑1+)
5,655,000	1.73	10/07/2004	5,655,000
Loco Texas Transportation Contract CP (Westdeutsche Landesbank, JP Morgan Chase & Co. and State Street Corp. LOC) (P‑1/A‑1+/F‑1)
4,000,000	1.12	10/06/2004	4,000,000
North Texas Tollway Authority VRDN RB for Dallas North Tollway Systems Floating Rate Receipts Series 2003 SG-167 (A‑1+)
4,000,000	1.73	10/07/2004	4,000,000
San Antonio Electric & Gas RB Refunding Series 2003 (Aa1/AA+/AA+)
2,000,000	4.00	02/01/2005	2,019,777
San Antonio Electric & Gas Systems CP Notes Series A (Bank of New York , JP Morgan Chase & Co., Landesbank Bayerische and Westdeutsche Landesbank (32.8%) SPA) (A‑1+/P‑1)
6,000,000	1.33	10/20/2004	6,000,000
5,000,000	1.38	10/21/2004	5,000,000
8,000,000	1.20	10/25/2004	8,000,000
4,000,000	1.17	10/27/2004	4,000,000
San Antonio Water System CP (Bank of America N.A. SPA) (A‑1+/P‑1)
10,000,000	1.15	11/08/2004	10,000,000

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas (continued)

Texas A&M University RB Financing Systems Prerefunded Series 1995 (Aa1/AA+)
$3,000,000	6.35%	05/15/2005	$3,095,009
Texas A&M University System Building Registration CP Series B (A-1+/P-1)
4,000,000	1.15	10/21/2004	4,000,000
7,000,000	1.17	11/08/2004	7,000,000
5,420,000	1.40	01/20/2005	5,420,000
5,000,000	1.40	01/21/2005	5,000,000
Texas State Public Finance Authority Revenue VRDN Series 2003 C (A-1+/VMIG1)
6,000,000	1.15	10/22/2004	6,000,000
Texas State TRANS Series 2005 (SP-1+/MIG1)
40,000,000	3.00	08/31/2005	40,506,794
University of Texas School Board of Regents CP (A-1+/P-1)
5,000,000	1.16	10/07/2004	5,000,000
10,000,000	1.37	10/20/2004	10,000,000
3,298,000	1.50	11/12/2004	3,298,000
5,000,000	1.46	01/21/2005	5,000,000
3,000,000	1.40	02/07/2005	3,000,000

			266,984,580

Utah — 5.8%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,500,000	1.72%	10/06/2004	13,500,000
Central Water Conservancy District GO VRDN Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,950,000	1.72	10/06/2004	4,950,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,295,000	1.72	10/06/2004	10,295,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 B (A-1+)
14,050,000	1.72	10/01/2004	14,050,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 C (A-1+)
4,000,000	1.70	10/07/2004	4,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 A (A-1+)
15,000,000	1.70	10/07/2004	15,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 D (A-1+)
16,400,000	1.77	10/01/2004	16,400,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1+/VMIG1)
5,000,000	1.70	10/06/2004	5,000,000
Utah Transit Authority Sales Tax VRDN RB Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,500,000	1.72	10/07/2004	2,500,000
Utah Water Finance Agency VRDN RB (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	1.77	10/06/2004	2,975,000
Utah Water Finance Agency VRDN RB Tender Option Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (F-1+/VMIG1)
5,000,000	1.77	10/06/2004	5,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,400,000	1.77	10/01/2004	8,400,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,300,000	1.72	10/01/2004	5,300,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,200,000	1.72	10/01/2004	13,200,000

			120,570,000

Virginia — 0.5%
Fairfax County GO Refunding & Public Improvement Series 2004 A (Aaa/AAA)
3,000,000	2.00%	04/01/2005	3,013,185
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
2,900,000	1.69	10/06/2004	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
5,000,000	1.69	10/06/2004	5,000,000

			10,913,185

Washington — 5.8%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Float-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F-1+)
5,000,000	1.73%	10/07/2004	5,000,000
Eagle Tax-Exempt Trust VRDN 20024701 A (FSA) (Citibank N.A. SPA) (A-1+)
5,000,000	1.75	10/07/2004	5,000,000
Eagle Tax-Exempt Trust VRDN 20024703 (MBIA) (Citibank N.A. SPA) (A-1+)
2,000,000	1.75	10/07/2004	2,000,000
Energy Northwest Washington Electric VRDN RB P-Floats-PT 2236 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+)
5,000,000	1.73	10/07/2004	5,000,000
Energy Northwest Washington Electric VRDN RB Refunding Project Number 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
6,000,000	1.70	10/06/2004	6,000,000
Grant County Washington Public Utility District Eagle Tax-Exempt Trust VRDN Series 20014702 (FSA) (Citibank N.A. SPA) (A-1+)
4,000,000	1.75	10/07/2004	4,000,000
King County Sewer CP Series A (Bayerische Landesbank SPA) (A-1/P-1)
4,300,000	1.17	10/13/2004	4,300,000
5,000,000	1.17	10/14/2004	5,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (Morgan Stanley SPA) (A-1)
7,984,500	1.73	10/07/2004	7,984,500
State of Washington VRDN Eagle Tax-Exempt Trust Series 20004704 Class A COPS (Citibank N.A. SPA) (A-1+)
12,000,000	1.75	10/07/2004	12,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-BO5 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,995,000	1.74	10/06/2004	4,995,000

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington (continued)

Tacoma Washington GO VRDN P-Floats-PT 2322 Series 2008 (MBIA) (Merrill Lynch Capital Services SPA) (F‑1+)
$5,815,000	1.73%	10/07/2004	$5,815,000
Washington State Economic Development Finance Authority VRDN P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F‑1+)
6,790,000	1.73	10/07/2004	6,790,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A‑1)
7,495,000	1.73	10/07/2004	7,495,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 96C4704 (Citibank N.A. SPA)
8,500,000	1.75	10/07/2004	8,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 984702 Class A (Citibank N.A. SPA) (A‑1+)
6,000,000	1.75	10/07/2004	6,000,000
Washington State GO VRDN Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (A‑1+/VMIG1)
6,950,000	1.74	10/06/2004	6,950,000
Washington State GO VRDN Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,000,000	1.74	10/06/2004	5,000,000
Washington State GO VRDN Merlots Series 2004 C03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
7,090,000	1.74	10/06/2004	7,090,000
Washington State GO VRDN P-Floats-PT 1407 Series A (Merrill Lynch Capital Services SPA) (A‑1+)
2,960,000	1.73	10/07/2004	2,960,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
3,940,000	1.75	10/06/2004	3,940,000

			121,819,500

Wisconsin — 2.2%
Milwaukee Metropolitan Sewage District GO VRDN Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (Citibank N.A. SPA) (A‑1)
15,085,000	1.75%	10/07/2004	15,085,000
Southeast Wisconsin Professional Baseball Park District VRDN RB P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A‑1+)
5,495,000	1.73	10/07/2004	5,495,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care Inc. Series 1999 C (KBC Bank NV and Bank of Nova Scotia) (A‑1)
5,000,000	1.64	10/06/2004	5,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A‑1)
13,990,000	1.73	10/07/2004	13,990,000
Wisconsin VRDN Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank N.A. SPA) (A‑1+)
7,500,000	1.75	10/07/2004	7,500,000

			47,070,000

TOTAL INVESTMENTS — 99.8%			$2,089,377,526

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of total assets.

> Forward commitment

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
COPS — Certificates of Participation
CP — Commercial Paper
DOT — Department of Transportation
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Assoc.
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
IDB — Industrial Development Bond
IDRB — Industrial Development Revenue Bond
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MBIA-IBC — Insured by Municipal Bond Investors Assurance Insured Bond Certificates
MF Hsg. — Multi-Family Housing
OSUF — Oklahoma State University Foundation
PCRB — Pollution Control Revenue Bond
P-Floats — Puttable Floating Rate Securities
PSF-GTD — Guaranteed by Permanent School Fund
Q-SBLF — Qualified School Bond Loan Fund
RANS — Revenue Anticipation Notes
RB — Revenue Bond
ROCS — Reset Option Certificates
SD Credit — School District Credit Enhancement
SPA — Stand-by-Purchase Agreement
SPI — Securities Purchase Inc.
TANS — Tax Anticipation Notes
TFA — Transportation Finance Authority
TRANS — Tax Revenue Anticipation Notes
VRDN — Variable Rate Demand Note
XLCA — Insured by XL Capital Assurance

Statement of Investments

ILA Tax-Exempt California Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 95.4%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	1 .70%	10/07/2004	$13,700,000
ABN Amro Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)
7,950,000	1.71	10/06/2004	7,950,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
400,000	1.70	10/07/2004	400,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2003 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
8,000,000	1.70	10/07/2004	8,000,000
Cabrillo Community College District GO ROCS II-R-300 Series 2004 (MBIA) (Citibank N.A.) (VMIG1)
1,000,000	1.72	10/07/2004	1,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
800,000	1.71	10/01/2004	800,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 B (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
3,200,000	1.71	10/01/2004	3,200,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health Systems Series 2002 A (JP Morgan Chase & Co. LOC) (VMIG1)
1,950,000	1.70	10/01/2004	1,950,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health Systems Series 2002 B (KBC Bank N.V. LOC) (VMIG1)
12,573,000	1.71	10/01/2004	12,573,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1 +/VMIG1)
15,400,000	1.68	10/06/2004	15,400,000
California Infrastructure & Economic Development Bank VRDN RB for Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)
3,000,000	1.70	10/07/2004	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 B (A-1+/VMIG1)
1,500,000	1.17	02/01/2005	1,500,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
1,000,000	1.17	02/01/2005	1,000,000
California State Department of Water GO CP (Landesbank Hessen-Thueringen SPA) (A-1+)
2,208,000	1.42	11/08/2004	2,208,000
California State Department of Water Resources Central Valley Project RB for Water Systems Series 1992 J-3 (Aa2)
1,000,000	5.80	12/01/2004	1,007,982
California State Economic Recovery VRDN RB Series 2004 C-2 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,000,000	1.73	10/01/2004	2,000,000
California State Economic Recovery VRDN RB Series 2004 C-7 (BNP Paribas LOC) (A-1+/VMIG1)
5,500,000	1.72	10/01/2004	5,500,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A -1+/VMIG1)
5,500,000	1.77	10/01/2004	5,500,000
California State Economic Recovery VRDN RB Series 2004 C-12 (XL Capital Assurance LOC) (DEPFA Bank PLC SPA) (A-1+/VMIG1)
7,000,000	1.69	10/06/2004	7,000,000
California State Economic Recovery VRDN RB Series 2004 C-17 (XL Capital Assurance LOC) (DEPFA Bank PLC SPA) (A-1+/VMIG1)
2,000,000	1.68	10/06/2004	2,000,000
California State RANS (SP-1)
2,500,000	3.00>	06/30/2005	2,522,850
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	1.73	10/06/2004	4,300,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2004 E (A-1)
5,000,000	1.08	04/01/2005	5,000,000
California Statewide Communities Development Authority Revenue VRDN RB Series 2004 J (JP Morgan Chase & Co. SPA) (A-1)
800,000	1.69	10/06/2004	800,000
California Statewide Community Development Authority GO for Kaiser Permanente CP Series 2004 S-K (F-1)
5,000,000	1.12	10/14/2004	5,000,000
4,000,000	1.34	11/09/2004	4,000,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
14,500,000	1.69	10/07/2004	14,500,000
Clovis California Unified School District GO TRANS (SP-1+)
3,000,000	2.50	06/30/2005	3,019,795
East Bay Municipal Utility District Water & Waste CPSeries 2003 (Westdeutsche Landesbank and JP Morgan Chase & Co. SPA) (A-1+)
5,000,000	1.15	10/13/2004	5,000,000
4,000,000	1.18	10/18/2004	4,000,000
3,000,000	1.26	01/07/2005	3,000,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,445,000	1.70	10/07/2004	4,445,000
Fresno California Sewer Revenue VRDN RB Series 2000 A (FGIC) (A-1+/VMIG1)
5,200,000	1.72	10/06/2004	5,200,000
Fresno County Adjustable VRDN RB for Trinity Health Credit Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,800,000	1.68	10/07/2004	14,800,000
Golden Gate Bridge Highway & Transportation

Statement of Investments

ILA Tax-Exempt California Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California (continued)
Authority CP Series A (JP Morgan Chase & Co. SPA) (A‑1+)
$7,700,000	1.17%	11/09/2004	$7,700,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	1.68	10/06/2004	14,100,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A‑1+)
5,500,000	1.68	10/07/2004	5,500,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A‑1+)
9,661,000	1.68	10/07/2004	9,661,000
Los Angeles County Metropolitan Transportation Authority CP Series A (Westdeutsche Landesbank, Bayerische Landesbank and Landesbank Baden-Wurttm LOC) (A‑1+)
4,094,000	1.65	10/13/2004	4,094,000
3,000,000	1.20	12/10/2004	3,000,000
Los Angeles County TRANS Series 2004 A (SP‑1+/MIG1)
2,000,000	3.00	06/30/2005	2,020,535
Los Angeles Department Water & Power System Revenue CP (Dexia Credit Local, Commerzbank and Bank of Nova Scotia SPA)
3,000,000	1.40	11/12/2004	3,000,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
3,100,000	1.71	10/06/2004	3,100,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Subseries 2001 B‑2 (Dexia Credit Local SPA) (A‑1+/VMIG1)
1,000,000	1.73	10/01/2004	1,000,000
Los Angeles GO VRDN P-Float-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A‑1)
4,000,000	1.70	10/07/2004	4,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (A‑1+)
5,100,000	1.72	10/07/2004	5,100,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
9,580,000	1.71	10/06/2004	9,580,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
8,990,000	1.71	10/06/2004	8,990,000
Los Angeles Unified School District Merlots GO VRDN Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A‑1)
5,000,000	1.71	10/06/2004	5,000,000
Los Angeles Wastewater Systems CP (California State Teachers Retirement, State Street Corp. and Westdeutsche Landesbank SPA)
5,000,000	1.13	10/06/2004	5,000,000
5,000,000	1.12	10/08/2004	5,000,000
Los Angeles Water & Power Revenue VRDN RB for Power System Subseries 2002 A‑2 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A‑1+/VMIG1)

2,000,000	1.70	10/07/2004	2,000,000
Los Angeles Water & Power Revenue VRDN RB Subseries 2001 B‑6 (Bayerische Landesbank, Bank of America, Dexia Credit Local, J.P. Morgan Chase & Co., State Street Corp., Landesbank Baden-Wurttm and Westdeutsche Landesbank SPA) (A‑1+/VMIG1)

1,200,000	1.70	10/01/2004	1,200,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B‑1 (Westdeutsche Landesbank SPA) (A‑1+/VMIG1)
1,500,000	1.73	10/01/2004	1,500,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B‑3 (Westdeutsche Landesbank SPA ) (A‑1+/VMIG1)
1,200,000	1.73	10/01/2004	1,200,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 E (MBIA) (JP Morgan Chase & Co. SPA) (A‑1+/VMIG1)
1,700,000	1.70	10/07/2004	1,700,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A‑1+/VMIG1)
3,700,000	1.76	10/01/2004	3,700,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 C (Bank of America SPA) (A‑1+/VMIG1)
5,200,000	1.76	10/01/2004	5,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 A (A‑1+/VMIG1)
6,200,000	1.69	10/06/2004	6,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A‑1+/VMIG1)
2,800,000	1.69	10/06/2004	2,800,000
Orange County Apartment Development Revenue VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
5,600,000	1.68	10/07/2004	5,600,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
2,000,000	1.65	10/05/2004	2,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
10,000,000	1.65	10/05/2004	10,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A‑1+)
3,135,000	1.68	10/06/2004	3,135,000
Palo Alto Unified School District VRDN Series 1997 SGA 53 (Societe Generale SPA) (A‑1+)
9,830,000	1.73	10/06/2004	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement and State Street Corp. SPA) (VMIG1)
3,000,000	1.73	10/07/2004	3,000,000
Sacramento County VRDN COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A‑1+/VMIG1)
5,145,000	1.70	10/07/2004	5,145,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A‑1+)
7,450,000	1.68	10/07/2004	7,450,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB Series 1996 River C (FNMA) (A‑1+)

Statement of Investments

ILA Tax-Exempt California Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California (continued)
$6,000,000	1.68%	10/07/2004	$6,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,815,000	3.00	07/11/2005	6,885,727
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.68	10/07/2004	16,600,000
San Diego County & School District Note Partners GO TRANS Series 2004 A (SP-1+/MIG1)
2,000,000	3.25	07/25/2005	2,026,585
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1)
4,000,000	1.50	10/22/2004	4,000,000
7,000,000	1.18	11/01/2004	7,000,000
5,000,000	1.62	01/27/2005	5,000,000
San Francisco Transportation Authority CP Series 2004 A (Landesbank Baden-Wurttm SPA) (A-1+/P-1)
5,000,000	1.30	11/12/2004	5,000,000
3,250,000	1.20	12/10/2004	3,250,000
Santa Clara Valley Water CP (Westdeutsche Landesbank SPA) (A-1+)
2,555,000	1.20	12/10/2004	2,555,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1)
3,810,000	1.78	10/06/2004	3,810,000
Western Municipal Water District Facilities Authority VRDN RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+)
3,925,000	1.72 >	10/06/2004	3,925,000

			$404,834,474

Puerto Rico — 4.8%
Puerto Rico Government Development Bank (CP Program) (A-1)
3,000,000	1.34%	10/07/2004	3,000,000
3,000,000	1.35	10/08/2004	3,000,000
3,500,000	1.18	11/10/2004	3,500,000
5,000,000	1.40	12/08/2004	5,000,000
2,815,000	1.30	12/09/2004	2,815,000
3,000,000	1.45	01/13/2005	3,000,000

			$20,315,000

TOTAL INVESTMENTS — 100.2%			$425,149,474

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

> Forward commitment

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
COPS — Certificates of Participation
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Assoc.
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MF Hsg. — Multi-Family Housing
P-Floats — Puttable Floating Rate Securities
RANS — Revenue Anticipation Notes
RB — Revenue Bond
ROCS — Reset Option Certificates
SPA — Stand-by-Purchase Agreement
TRANS — Tax Revenue Anticipation Notes
VRDN — Variable Rate Demand Note

Statement of Investments

ILA Federal Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 100.3%
Federal Farm Credit Bank
$50,000,000	1.54%	#	10/01/2004	$49,998,515
30,000,000	1.55	#	10/01/2004	29,991,208
50,000,000	1.59	#	10/01/2004	50,000,000
18,000,000	1.75	#	10/01/2004	17,996,390
85,000,000	1.77	#	10/01/2004	84,991,419
30,000,000	1.57	#	10/03/2004	30,000,000
25,000,000	1.55	#	10/04/2004	24,999,903
5,000,000	1.57	#	10/04/2004	4,998,244
80,000,000	1.63		10/04/2004	79,989,134
35,000,000	1.54	# >	10/05/2004	35,000,000
49,000,000	1.58		10/06/2004	48,989,247
25,000,000	1.64		10/08/2004	24,992,028
35,000,000	1.66	#	10/08/2004	35,000,000
25,000,000	1.63		10/12/2004	24,987,549
20,000,000	1.85	#	10/12/2004	19,992,826
50,000,000	1.66		10/13/2004	49,972,333
25,000,000	1.72	#	10/17/2004	24,996,354
40,000,000	1.64		10/20/2004	39,965,378
25,000,000	1.77	#	10/25/2004	24,998,991
15,000,000	1.68		10/27/2004	14,981,800
250,000,000	1.49	‡	02/04/2005	250,000,000
Federal Home Loan Bank
40,000,000	1.56		10/01/2004	40,000,000
30,000,000	1.50	#	10/03/2004	29,984,861
80,000,000	1.48	#	10/05/2004	79,952,602
100,000,000	1.54	#	10/05/2004	99,998,685
50,000,000	1.72		10/06/2004	49,988,056
24,181,000	1.46		10/08/2004	24,174,135
10,900,000	1.63		10/08/2004	10,896,556
23,400,000	1.70		10/08/2004	23,392,265
22,100,000	1.74		10/13/2004	22,087,182
25,000,000	1.49		10/15/2004	24,985,563
500,000	1.70		10/15/2004	499,669
8,785,000	3.63		10/15/2004	8,793,453
25,000,000	1.54	#	10/19/2004	24,995,870
25,000,000	1.50		10/20/2004	24,980,274
52,000,000	1.51		10/22/2004	51,954,197
30,700,000	1.72		10/22/2004	30,669,197
30,000,000	1.76	#	10/25/2004	29,996,975
69,766,000	1.57		10/27/2004	69,687,062
50,000,000	1.60		10/27/2004	49,942,222
55,500,000	1.73		10/27/2004	55,430,656
50,000,000	1.74		10/27/2004	49,937,167
25,000,000	1.58		10/29/2004	24,969,278
20,000,000	1.51		11/03/2004	19,972,317
7,375,000	1.53		11/03/2004	7,364,656
60,000,000	1.58		11/10/2004	59,894,945
25,000,000	1.59		11/10/2004	24,955,972
10,000,000	2.00		11/15/2004	10,006,279
30,000,000	1.43		11/17/2004	29,943,992
55,000,000	1.60		11/17/2004	54,885,111
20,000,000	1.44		11/19/2004	19,960,800
26,000,000	1.74		11/19/2004	25,938,423
25,000,000	1.65		11/24/2004	24,938,125
75,000,000	1.64	#	11/26/2004	74,969,461
15,000,000	1.50		12/07/2004	15,000,000
155,000,000	1.80	#	12/15/2004	154,984,861
29,230,000	1.73		12/17/2004	29,121,841
20,000,000	1.84	#	12/21/2004	19,999,785
25,000,000	1.43		12/24/2004	25,000,000
25,000,000	1.84	#	12/28/2004	24,981,399
50,000,000	1.90	#	12/30/2004	49,997,840
20,000,000	1.72		02/04/2005	19,879,600
15,000,000	1.83		02/11/2005	14,898,477
15,000,000	1.81		02/16/2005	14,895,925
15,795,000	1.85		02/18/2005	15,681,364
20,000,000	1.88		02/25/2005	19,846,875
20,000,000	1.85		03/02/2005	19,843,778
10,000,000	1.94		03/02/2005	9,918,089
12,000,000	1.95		03/04/2005	11,899,900
5,000,000	1.88		03/09/2005	4,958,417
25,000,000	1.94		03/11/2005	24,783,097
25,000,000	1.94		03/16/2005	24,776,937
15,000,000	1.40		04/01/2005	14,996,351
10,000,000	1.40		04/15/2005	9,999,248
15,000,000	1.33		05/02/2005	15,000,000
9,850,000	4.13		05/13/2005	10,009,225

Total U.S. Government Agency Obligations				$2,697,460,334

U.S. Treasury Obligation — 1.0%
United States Treasury Bills
$26,500,000	1.53%		10/07/2004	$26,493,242

Total U.S. Treasury Obligation				$26,493,242

Total Investments — 101.3%				$2,723,953,576

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

>   Forward commitment

#   Variable or floating rate security index is based on either LIBOR or Prime lending rate.

‡   Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Statement of Investments

ILA Treasury Instruments Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 100.1%
United States Treasury Bills
$23,600,000	1.03%		10/07/2004	$23,595,949
10,100,000	1.50		10/14/2004	10,094,529
8,900,000	1.51		10/14/2004	8,895,147
75,000,000	1.61	>	10/15/2004	74,953,042
50,000,000	1.62	>	10/15/2004	49,968,597
35,800,000	1.09		10/21/2004	35,778,421
200,000,000	1.60		10/28/2004	199,760,000
150,000,000	1.62		10/28/2004	149,818,312
20,000,000	1.68		12/30/2004	19,916,000
50,000,000	1.70		12/30/2004	49,788,125

Total U.S. Treasury Obligations				$622,568,122

Total Investments — 100.1%				$622,568,122

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

>   Forward commitment

Statement of Investments

ILA Money Market Portfolio

September 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations — 36.6%
Asset-Backed
Atlantis One Funding Corp.
$21,748,000	1.53%		10/18/2004	$21,732,287
30,000,000	1.62		11/01/2004	29,958,150
Edison Asset Securitization Corp.
20,000,000	2.00		03/07/2005	19,825,556
FCAR Owner Trust Series I
35,000,000	1.55		10/15/2004	34,978,903
Ford Credit Floor Plan Master Owner Trust (Motown)
19,700,000	1.80		10/25/2004	19,676,360
25,000,000	1.67		11/16/2004	24,946,653
Govco, Inc.
25,000,000	1.56		10/21/2004	24,978,333
Grampian Funding Ltd.
30,000,000	1.68		11/23/2004	29,925,800
25,000,000	1.80		12/14/2004	24,907,500
Liberty Street Funding Corp.
20,000,000	1.80		11/12/2004	19,958,000
Nieuw Amsterdam Receivables Corp.
25,000,000	1.58		10/25/2004	24,973,666
8,000,000	2.11		03/28/2005	7,916,538
Thames Asset Global Securitisation
12,945,000	1.66		11/18/2004	12,916,435
Thunder Bay Funding, Inc.
45,178,000	1.53		10/15/2004	45,151,119
Tulip Funding Corp.
31,294,000	1.62		10/01/2004	31,294,000
Asset-Backed-Special Purpose Finance Companies
Cancara Asset Securitisation Ltd.
30,000,000	1.66		11/15/2004	29,937,750
Citibank Credit Card Issuance Trust (Dakota Corp.)
15,000,000	1.75		10/18/2004	14,987,604
Discover Card Master Trust I Series 2000-A (New Castle)
61,843,000	1.66		11/16/2004	61,711,824
Business Credit Institution
General Electric Capital Corp.
20,000,000	1.75		02/01/2005	19,880,416
Commercial Banks
Calyon
20,000,000	1.84		01/19/2005	19,887,556
Danske Corp.
35,000,000	1.59		10/29/2004	34,956,853
Depfa-Bank PLC
32,500,000	1.99		03/14/2005	32,205,369
Mortgage Bank
Nationwide Building Society
10,000,000	1.90		02/25/2005	9,922,417

Total Commercial Paper and Corporate Obligations				$596,629,089

Certificates of Deposit-Eurodollar — 14.6%
Alliance & Leicester PLC
$10,000,000	1.53%		12/02/2004	$10,000,085
5,000,000	1.56		12/07/2004	5,000,091
Banco Bilbao Vizcaya Argentaria SA
65,000,000	2.07		03/21/2005	64,996,826
Calyon
25,000,000	1.52		10/08/2004	25,000,024
Credit Agricole SA
13,000,000	1.40		02/02/2005	13,000,000
Credit Suisse First Boston Inc.
25,000,000	1.55		10/18/2004	25,000,000
Landesbank Baden-Wuerttemberg
10,000,000	1.19		10/20/2004	10,000,053
Landesbank Hessen-Thueringen Girozentrale
15,000,000	1.31		10/18/2004	14,999,021
10,000,000	1.51		11/19/2004	10,000,000
5,000,000	1.51		11/30/2004	5,000,000
30,000,000	1.22		12/30/2004	29,999,979
Unicredito Italiano SpA
25,000,000	1.55		10/18/2004	25,000,059

Total Certificates of Deposit-Eurodollar				$237,996,138

Certificate of Deposit-Yankeedollar — 0.3%
Bayerische Landesbank Girozentrale
$5,000,000	1.49%		05/06/2005	$4,999,555

Total Certificate of Deposit-Yankeedollar				$4,999,555

Medium-Term Notes-Eurodollar# — 0.9%
Westdeutsche Landesbank AG
$15,000,000	1.89%		12/17/2004	$15,000,630

Total Medium- TermNotes-Eurodollar				$15,000,630

U.S. Government Agency Obligations — 9.5%
Federal Home Loan Mortgage Corp.
$25,000,000	1.24%		10/07/2004	$24,994,854
20,000,000	1.54	#	10/07/2004	20,000,000
10,000,000	1.35		03/08/2005	9,940,750
Federal National Mortgage Association
30,000,000	1.48	#	10/03/2004	29,980,320
35,000,000	1.73	#	10/29/2004	34,974,350
10,000,000	1.27		11/12/2004	9,985,184
25,000,000	1.67	#	12/06/2004	24,985,977

Total U.S. Government Agency Obligations				$154,861,435

Variable Rate Obligations# — 21.2%
Barclays Bank PLC
$10,000,000	1.65%		10/08/2004	$9,999,683
Bayerische Landesbank Girozentrale
20,000,000	1.74		10/20/2004	19,998,898
BellSouth Telecommunications, Inc.
50,000,000	1.88		12/06/2004	50,000,000
BNP Paribas SA
40,000,000	1.79		10/01/2004	39,995,365
Canadian Imperial Bank of Commerce
15,000,000	1.78		10/29/2004	14,997,296
General Electric Capital Corp.
15,000,000	1.84		10/12/2004	15,000,000
HBOS Treasury Services PLC
25,000,000	1.71		10/29/2004	25,015,402
25,000,000	1.75		11/19/2004	25,000,000

Statement of Investments

ILA Money Market Portfolio

September 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations (continued)
Landesbank Baden-Wuerttemberg
15,000,000	1.71	11/29/2004	14,999,075
M & I Marshall & Ilsley Bank
10,000,000	1.61	10/04/2004	9,999,824
Monumental Life Insurance Co.†
25,000,000	1.81	10/01/2004	25,000,000
Natexis Banques Populaires
25,000,000	1.92	10/01/2004	24,999,971
New York Life Insurance Co.†
35,000,000	1.67	10/01/2004	35,000,000
Rabobank Nederland
20,000,000	1.79	10/01/2004	19,997,742
Westdeutsche Landesbank Girozentrale
15,000,000	1.72	11/29/2004	14,999,030

Total Variable Rate Obligations			$345,002,286

Total Investments before Repurchase Agreements			$1,354,489,133

Repurchase Agreements^ — 16.8%
Joint Repurchase Agreement Account I
48,100,000	1.77%	10/01/2004	48,100,000
Maturity Value: $48,102,360
Joint Repurchase Agreement Account II
210,000,000	1.91	10/01/2004	210,000,000
Maturity Value: $210,011,148
Salomon Smith Barney, Inc.
15,000,000	1.98	10/01/2004	15,000,000
Maturity Value: $15,000,825 Collateralized by corporate issues, 0.00% to 7.45%, due 02/17/2006 to 10/25/2034, ratings range from A1 to Baa1

Total Repurchase Agreements			$273,100,000

Total Investments — 99.9%			$1,627,589,133

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable or floating rate security index is based on the LIBOR, federal funds or Prime lending rate.

†	Insurance company issued short-term funding agreement.

^	Unless noted, all repurchase agreements were entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2004, the Money Market Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $48,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$1,000,000,000	1.78%	10/01/2004	$1,000,049,445
Barclays Capital PLC	1,075,000,000	1.77	10/01/2004	1,075,052,854
Bear Stearns & Co.	200,000,000	1.75	10/01/2004	200,009,722
Deutsche Bank Securities, Inc.	300,000,000	1.77	10/01/2004	300,014,750
Greenwich Capital Markets	400,000,000	1.77	10/01/2004	400,019,667
J.P. Morgan Chase & Co.	400,000,000	1.75	10/01/2004	400,019,444
UBS LLC	198,900,000	1.76	10/01/2004	198,909,724
Westdeutsche Landesbank AG	400,000,000	1.75	10/01/2004	400,019,444

TOTAL	$3,973,900,000			$3,974,095,050

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury Bills, 0.00%, due 12/30/2004 to 03/17/2005; U.S. Treasury Bonds, 12.50% to 14.00%, due 01/15/2011 to 08/15/2014; U.S. Treasury Inflation Index Bond, 3.38% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0 .00%, due 02/15/2005 to 04/11/2015; U.S. Treasury Notes, 1.25% to 7.88%, due 02/15/2007 to 04/11/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.63%, due 02/15/2005 to 04/11/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2004, the Money Market Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $210,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

Goldman Sachs
Growth and Income Strategy Portfolio

September 30, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.4%
Equity — 65.1%
9,583,341	Goldman Sachs CORE International Equity Fund — 28.3%	$94,395,910
4,842,401	Goldman Sachs CORE Large Cap Value Fund — 16.6%	55,348,645
2,124,627	Goldman Sachs CORE Small Cap Equity Fund — 8.4%	27,896,349
1,687,093	Goldman Sachs CORE Large Cap Growth Fund — 5.9%	19,637,759
923,880	Goldman Sachs Emerging Markets Equity Fund — 3.2%	10,652,333
568,154	Goldman Sachs Real Estate Securities Fund — 2.7%	8,908,654

		216,839,650

Fixed Income — 35.3%
4,977,199	Goldman Sachs Core Fixed Income Fund — 15.3%	50,916,748
2,135,374	Goldman Sachs Global Income Fund — 8.7%	29,041,086
2,553,886	Goldman Sachs High Yield Fund — 6.1%	20,431,092
816,818	Goldman Sachs Emerging Markets Debt Fund — 2.7%	9,017,669
841,915	Goldman Sachs Short Duration Government Fund — 2.5%	8,276,026

		117,682,621

Total Investments — 100.4%		$334,522,271

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

TAX INFORMATION – At September 30, 2004, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$321,137,488

Gross unrealized gain	14,156,248
Gross unrealized loss	(771,465)

Net unrealized security gain	$13,384,783

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

Goldman Sachs
Aggressive Growth Strategy Portfolio

September 30, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.2%
Equity — 100.2%
5,540,468	Goldman Sachs CORE International Equity Fund — 43.5%	$54,573,607
2,601,584	Goldman Sachs CORE Large Cap Value Fund — 23.7%	29,736,107
1,352,434	Goldman Sachs CORE Large Cap Growth Fund — 12.5%	15,742,330
1,080,754	Goldman Sachs CORE Small Cap Equity Fund — 11.3%	14,190,297
702,842	Goldman Sachs Emerging Markets Equity Fund — 6.5%	8,103,763
216,533	Goldman Sachs Real Estate Securities Fund — 2.7%	3,395,242

		125,741,346

Total Mutual Funds (Institutional Shares)		$125,741,346

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II ¤
$300,000	1.91%	10/01/2004	$300,000
Maturity Value: $300,016
Total Repurchase Agreement			$300,000

Total Investments — 100.4%			$126,041,346

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered into on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Aggresive Growth Strategy Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

For Information on the underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

TAX INFORMATION – At September 30, 2004, the Portfolio’s aggregate security unrealized gains based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$119,517,484

Gross and net unrealized security gain	$6,523,862

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

Goldman Sachs
Growth Strategy Portfolio

September 30, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.2%
Equity — 85.0%
9,646,077	Goldman Sachs CORE International Equity Fund — 35.2%	$95,013,856
5,230,293	Goldman Sachs CORE Large Cap Value Fund — 22.2%	59,782,245
2,609,464	Goldman Sachs CORE Large Cap Growth Fund — 11.3%	30,374,160
1,914,150	Goldman Sachs CORE Small Cap Equity Fund — 9.3%	25,132,794
997,918	Goldman Sachs Emerging Markets Equity Fund — 4.3%	11,505,995
460,618	Goldman Sachs Real Estate Securities Fund — 2.7%	7,222,499

		229,031,549

Fixed Income — 15.2%
2,238,639	Goldman Sachs High Yield Fund — 6.7%	17,909,114
1,527,327	Goldman Sachs Core Fixed Income Fund — 5.8%	15,624,558
662,183	Goldman Sachs Emerging Markets Debt Fund — 2.7%	7,310,505

		40,844,177

Total Mutual Funds (Institutional Shares)		$269,875,726

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.0%
Joint Repurchase Agreement Account II ¤
$100,000	1.91%	10/01/2004	$100,000
Maturity Value: $100,005
Total Repurchase Agreement			$100,000

Total Investments — 100.2%			$269,975,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered in to on September 30, 2004.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Growth Strategy Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.63%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

For Information on the underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

TAX INFORMATION – At September 30, 2004, the Portfolio’s aggregate security unrealized gains based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$254,373,209

Gross and net unrealized security gain	$15,602,517

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

Goldman Sachs
Balanced Strategy Portfolio

September 30, 2004 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.9%
Equity — 44.2%
2,806,946	Goldman Sachs CORE International Equity Fund — 20.7%	$27,648,419
1,334,926	Goldman Sachs CORE Large Cap Value Fund — 11.5%	15,258,203
652,380	Goldman Sachs CORE Small Cap Equity Fund — 6.4%	8,565,755
332,847	Goldman Sachs CORE Large Cap Growth Fund — 2.9%	3,874,334
227,872	Goldman Sachs Real Estate Securities Fund — 2.7%	3,573,039

		58,919,750

Fixed Income — 55.7%
5,940,660	Goldman Sachs Short Duration Government Fund — 43.8%	58,396,686
607,422	Goldman Sachs Global Income Fund — 6.2%	8,260,943
939,931	Goldman Sachs High Yield Fund — 5.7%	7,519,444

		74,177,073

Total Investments — 99.9%		$133,096,823

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

TAX INFORMATION – At September 30, 2004, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$131,679,121

Gross unrealized gain	1,751,488
Gross unrealized loss	(333,786)

Net unrealized security gain	$1,417,702

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Diversified — 14.1%
505,355	Catellus Development Corp.	$13,396,961
103,663	Cousins Properties, Inc.	3,556,678
269,951	Duke Realty Corp.	8,962,373
250,554	Liberty Property Trust	9,982,072
121,590	St. Joe Co.	5,808,354
348,700	Vornado Realty Trust@	21,856,516

		63,562,954

Factory Outlet — 1.5%
96,496	Chelsea Property Group, Inc.	6,474,882

Hotels — 9.4%
117,822	Equity Inns, Inc.	1,164,081
212,899	FelCor Lodging Trust, Inc.*	2,407,888
661,401	Host Marriott Corp.*	9,279,456
74,055	Innkeepers Usa Trust	921,244
526,755	Interstate Hotels & Resorts, Inc.*	2,133,358
204,832	MeriStar Hospitality Corp.*	1,116,334
547,354	Starwood Hotels & Resorts Worldwide, Inc.	25,408,173

		42,430,534

Industrial — 6.5%
213,776	First Potomac Realty Trust	4,416,612
699,767	ProLogis Trust	24,659,789

		29,076,401

Manufactured Housing — 0.6%
187,424	Affordable Residential Communities	2,736,390

Office — 22.6%
392,967	Boston Properties, Inc.	21,766,442
353,822	Brandywine Realty Trust	10,076,850
409,122	Brookfield Properties Corp.	13,198,276
448,392	Equity Office Properties Trust	12,218,682
229,000	Parkway Properties, Inc.	10,637,050
216,789	Prentiss Properties Trust	7,804,404
184,900	SL Green Realty Corp.@	9,579,669
1,043,478	Trizec Properties, Inc.	16,664,344

		101,945,717

Other REIT — 2.2%
153,377	Global Signal, Inc.@	3,512,333
137,503	Gramercy Capital Corp.*	2,145,047
105,456	iStar Financial, Inc.	4,347,951

		10,005,331

Regional Malls — 14.7%
188,539	CBL & Associates Properties, Inc.	11,491,452
646,243	General Growth Properties, Inc.	20,033,533
224,000	Rouse Co.	14,981,120
369,494	Simon Property Group, Inc.@	19,815,963

		66,322,068

Residential — 14.3%
94,007	Apartment Investment & Management Co.	3,269,564
315,144	Archstone-Smith Trust	9,971,156
168,042	AvalonBay Communities, Inc.@	10,119,489
181,864	BRE Properties, Inc.	6,974,484
622,000	Equity Residential Properties Trust	19,282,000
111,480	Home Properties of New York, Inc.	4,410,149
28,439	Mid-America Apartment Communities, Inc.	1,107,699
161,434	Summit Properties, Inc.	4,366,790
254,634	United Dominion Realty Trust, Inc.@	5,049,392

		64,550,723

Shopping Centers — 11.4%
267,145	Developers Diversified Realty Corp.	10,458,727
372,800	Kimco Realty Corp.	19,124,640
163,475	Kite Realty Group Trust	2,149,696
211,100	Pan Pacific Retail Properties, Inc.	11,420,510
177,818	Regency Centers Corp.	8,266,759

		51,420,332

TOTAL COMMON STOCKS		$438,525,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 2.5%
Joint Repurchase Agreement Account II¤
$11,300,000	1.91%	10/01/2004	$11,300,000
Maturity Value: $11,300,600

TOTAL REPURCHASE AGREEMENT			$11,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$449,825,332

Shares	Description	Value
Securities Lending Collateral — 6.3%
$28,213,800	Boston Global Investment Trust — Enhanced Portfolio	$28,213,800

TOTAL SECURITIES LENDING COLLATERAL		$28,213,800

TOTAL INVESTMENTS — 106.1%		$478,039,132

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered into on September 30, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT — Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 30, 2004, the Real Estate Securities Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $11,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

TAX INFORMATION – At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$358,567,627

Gross unrealized gain	121,076,787
Gross unrealized loss	(1,605,282)

Net unrealized security gain	$119,471,505

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Biotechnology — 3.0%
5,740	Amgen, Inc.*	$325,343
18,900	Biogen Idec, Inc.*	1,156,113
15,800	Genentech, Inc.*	828,236
4,800	ImClone Systems, Inc.*	253,680

		2,563,372

Brokers — 0.3%
5,000	Merrill Lynch & Co., Inc.	248,600

Chemicals — 2.8%
17,400	3M Co.	1,391,478
1,800	Brady Corp.	87,786
3,600	Carlisle Cos., Inc.	230,148
18,176	Monsanto Co.	661,970

		2,371,382

Computer Hardware — 2.1%
10,600	Cisco Systems, Inc.*	191,860
23,400	Dell, Inc.*	833,040
24,758	Hewlett-Packard Co.	464,213
6,200	Tech Data Corp.*	239,010

		1,728,123

Computer Software — 6.0%
6,900	Autodesk, Inc.	335,547
24,700	BMC Software, Inc.*	390,507
20,100	Computer Associates International, Inc.	528,630
30,300	eResearch Technology, Inc.*	403,899
9,100	International Business Machines Corp.	780,234
48,100	Microsoft Corp.	1,329,965
7,500	SS&C Technologies, Inc.	146,475
20,500	Symantec Corp.*	1,125,040

		5,040,297

Construction — 0.7%
4,800	Brookfield Homes Corp.	126,480
15,200	Hughes Supply, Inc.	457,064

		583,544

Defense/Aerospace — 1.4%
31,200	Raytheon Co.	1,184,976

Drugs — 6.7%
2,200	Allergan, Inc.	159,610
19,300	AmerisourceBergen Corp.	1,036,603
4,100	Eli Lilly & Co.	246,205
4,200	Endo Pharmaceuticals Holdings, Inc.*	77,112
33,600	Johnson & Johnson	1,892,688
74,540	Pfizer, Inc.	2,280,924

		5,693,142

Electrical Utilities — 3.0%
15,800	Alliant Energy Corp.	393,104
4,300	Constellation Energy Group, Inc.	171,312
38,000	Edison International	1,007,380
16,200	Entergy Corp.	981,882

		2,553,678

Energy Resources — 3.5%
8,280	ConocoPhillips	685,998
23,500	Exxon Mobil Corp.	1,135,755
1,846	Kerr-McGee Corp.	105,683
17,600	Occidental Petroleum Corp.	984,368

		2,911,804

Environmental & Other Services — 1.0%
14,000	LNR Property Corp.	866,740

Food & Beverage — 2.4%
2,000	Corn Products International, Inc.	92,200
18,500	Kraft Foods, Inc.	586,820
9,400	PepsiAmericas, Inc.	179,540
8,600	Sysco Corp.	257,312
55,900	Tyson Foods, Inc.	895,518

		2,011,390

Health Insurance — 2.8%
25,200	Pacificare Health Systems*	924,840
19,500	UnitedHealth Group, Inc.	1,437,930

		2,362,770

Home Products — 3.8%
24,800	Avon Products, Inc.	1,083,264
5,200	The Gillette Co.	217,048
35,800	The Procter & Gamble Co.	1,937,496

		3,237,808

Hotel & Leisure — 2.3%
8,500	Choice Hotels International, Inc.	489,515
3,900	Handleman Co.	79,794
10,537	Harman International Industries, Inc.	1,135,362
4,700	Polaris Industries, Inc.	262,354

		1,967,025

Information Services — 2.7%
12,100	Acxiom Corp.	287,254
36,000	IMS Health, Inc.	861,120
15,400	Moody’s Corp.	1,128,050

		2,276,424

Internet — 0.2%
2,100	eBay, Inc.*	193,074

Large Banks — 7.1%
50,742	Bank of America Corp.	2,198,651
20,200	Citigroup, Inc.	891,224
34,600	J.P. Morgan Chase & Co.	1,374,658
3,900	U.S. Bancorp.	112,710
30,300	Wachovia Corp.	1,422,585

		5,999,828

Life Insurance — 2.8%
1,900	Lincoln National Corp.	89,300
4,300	MetLife, Inc.	166,195
6,100	Nationwide Financial Services	214,171
20,000	Principal Financial Group	719,400
25,100	Prudential Financial, Inc.	1,180,704

		2,369,770

Media — 4.0%
14,552	Comcast Corp.*	410,948
9,700	Fox Entertainment Group, Inc.*	269,078
23,200	Hearst-Argyle Television, Inc.	567,240
30,900	Historic Time Warner, Inc.*	498,726
20,800	Liberty Media International, Inc.*	693,930
41,700	Walt Disney Co.	940,335

		3,380,257

Medical Products — 1.4%
12,400	Boston Scientific Corp.*	492,652
8,400	Zimmer Holdings, Inc.*	663,936

GOLDMAN SACHS CORE TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value
		$1,156,588

Mining — 0.3%
1,900	Southern Peru Copper Corp.	98,154
13,200	USEC, Inc.	136,884

		235,038

Motor Vehicle — 1.5%
33,600	Autonation, Inc.*	573,888
49,000	Delphi Corp.	455,210
3,600	Johnson Controls, Inc.	204,516

		1,233,614

Oil Refining — 3.4%
15,300	Sunoco, Inc.	1,131,894
30,000	Tesoro Petroleum Corp.*	885,900
11,000	Valero Energy Corp.	882,310

		2,900,104

Oil Services — 1.9%
5,400	Petroleum Development Corp.*	236,628
30,600	Transocean, Inc.*	1,094,868
4,800	Universal Compression Holdings, Inc.*	163,536
5,300	Veritas DGC, Inc.*	120,734

		1,615,766

Paper & Packaging — 0.7%
3,500	Chesapeake Corp.	84,070
20,200	Louisiana-Pacific Corp.	524,190

		608,260

Parts & Equipment — 3.2%
3,750	Engineered Support Systems, Inc.	171,150
43,100	General Electric Co.	1,447,298
5,175	Graco, Inc.	173,363
26,700	Tyco International Ltd.	818,622
1,400	Woodward Governor Co.	94,486

		2,704,919

Property Insurance — 2.3%
2,000	American International Group, Inc.	135,980
1,800	American National Insurance	174,222
7,701	Fidelity National Financial, Inc.	293,408
10,900	Loews Corp.	637,650
12,500	MBIA, Inc.	727,625

		1,968,885

Regional Banks — 2.2%
11,700	Bank of Hawaii Corp.	552,825
2,500	Corus Bankshares, Inc.	107,825
2,400	Hudson City Bancorp, Inc.	85,776
17,200	KeyCorp.	543,520
5,000	Marshall & Ilsley Corp.	201,500
5,600	UnionBanCal Corp.	331,576

		1,823,022

REITS — 1.2%
38,400	Equity Office Properties Trust	1,046,400

Restaurants — 0.6%
11,900	Starbucks Corp.*	540,974

Retail Apparel — 5.0%
11,000	Barnes & Noble, Inc.*	407,000

55,300	Circuit City Stores, Inc.	848,302
24,300	Coach, Inc.*	1,030,806
4,000	Federated Department Stores	181,720
7,400	J.C. Penney Co., Inc.	261,072
6,877	Kmart Holding Corp.*	601,531
19,000	Longs Drug Stores Corp.	459,800
4,500	Russell Corp.	75,780
6,000	ShopKo Stores, Inc.*	104,460
3,900	Sonic Automotive, Inc.	78,195
5,700	Stage Stores, Inc.*	195,054

		4,243,720

Semiconductors — 1.9%
14,900	Intel Corp.	298,894
80,100	Micron Technology, Inc.*	963,603
14,500	Texas Instruments, Inc.	308,560

		1,571,057

Specialty Financials — 5.8%
47,700	AmeriCredit Corp.*	995,976
1,300	Blackrock, Inc.	95,537
28,000	CIT Group, Inc.	1,046,920
17,000	CompuCredit Corp.*	316,540
31,300	Countrywide Financial Corp.	1,232,907
29,900	MBNA Corp.	753,480
7,500	New Century Financial Corp.	451,650

		4,893,010

Telecommunications Equipment — 3.5%
4,200	Anixter International, Inc.	147,378
69,100	Motorola, Inc.	1,246,564
3,300	Plantronics, Inc.	142,692
37,100	Qualcomm, Inc.	1,448,384

		2,985,018

Telephone — 3.4%
29,900	CenturyTel, Inc.	1,023,776
23,000	SBC Communications, Inc.	596,850
60,600	Sprint Corp.	1,219,878

		2,840,504

Tobacco — 1.1%
14,200	Reynolds American, Inc.@	966,168

Transports — 0.7%
3,600	Overseas Shipholding Group	178,704
5,100	United Parcel Service, Inc. Class B	387,192

		565,896

Wireless — 1.2%
16,200	AT&T Wireless Services, Inc.*	239,436
5,500	Telephone & Data Systems, Inc.	462,935
6,300	U.S. Cellular Corp.*	271,845

		974,216

TOTAL COMMON STOCKS		$84,417,163

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$84,417,163

Securities Lending Collateral — 0.6%
462,300	Boston Global Investment Trust — Enhanced Portfolio	$462,300

TOTAL SECURITIES LENDING COLLATERAL		$462,300

TOTAL INVESTMENTS — 100.5%		$84,879,463

@	All or a portion of security is on loan.

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT — Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$64,767,136

Gross unrealized gain	20,656,821
Gross unrealized loss	(544,494)

Net unrealized security gain	$20,112,327

GOLDMAN SACHS TOLLKEEPER FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Computer Hardware — 14.6%
504,750	Avocent Corp.*	$13,138,643
800,300	Cisco Systems, Inc.*	14,485,430
555,400	Dell, Inc.*	19,772,240
792,230	EMC Corp.*	9,142,334

		56,538,647

Computer Software — 12.6%
79,500	Electronic Arts, Inc.*	3,656,205
984,240	Microsoft Corp.	27,214,236
57,170	NAVTEQ*	2,037,539
381,411	Salesforce.com, Inc.*@	5,961,454
111,100	Symantec Corp.*	6,097,168
123,000	Take-Two Interactive Software, Inc.*	4,040,550

		49,007,152

Financial Technology — 3.4%
360,790	CheckFree Corp.*@	9,983,059
78,660	First Data Corp.	3,421,710

		13,404,769

Hotel & Leisure — 1.0%
149,780	GTECH Holdings Corp.	3,792,430

Information Services — 3.5%
402,990	Iron Mountain, Inc.*	13,641,211

Internet — 5.0%
101,900	eBay, Inc.*	9,368,686
296,060	Yahoo!, Inc.*	10,039,394

		19,408,080

Media — 30.5%
645,187	Cablevision Systems Corp.*@	13,084,392
544,363	Citadel Broadcasting Co.*	6,978,734
423,134	Clear Channel Communications, Inc.	13,189,087
285,500	Comcast Corp.*	7,971,160
273,200	Cox Communications, Inc.*	9,051,116
153,000	EchoStar Communications Corp.*	4,761,360
143,280	Lamar Advertising Co.*	5,961,881
152,936	The E.W. Scripps Co.	7,307,282
665,550	Time Warner, Inc.*	10,741,977
485,500	Univision Communications, Inc.*@	15,346,655
521,921	Viacom, Inc. Class B	17,515,669
325,020	Westwood One, Inc.*	6,425,645

		118,334,958

Medical Products — 1.3%
76,200	Guidant Corp.	5,032,248

Semiconductors — 9.2%
143,468	Intel Corp.	2,877,968
198,270	KLA-Tencor Corp.*	8,224,240
250,100	Linear Technology Corp.	9,063,624
171,800	Marvell Technology Group Ltd.*	4,489,134
501,110	Tessera Technologies, Inc.*	11,074,531

		35,729,497

Telecommunications Equipment — 9.0%
270,000	ADTRAN, Inc.	6,123,600
733,700	QUALCOMM, Inc.	28,643,648

		34,767,248

Web Portals/ISP — 1.7%
50,600	Google, Inc.*@	6,557,760

Wireless — 7.6%
1,976,115	Crown Castle International Corp.*	29,404,591

TOTAL COMMON STOCKS		$385,618,591

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.4%
Joint Repurchase Agreement Account II¤
$5,300,000	1.91%	10/01/2004	$5,300,000
Maturity Value: $5,300,281

TOTAL REPURCHASE AGREEMENT			$5,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$390,918,591

Shares	Description	Value
Securities Lending Collateral — 9.3%
36,008,625	Boston Global Investment Trust — Enhanced Portfolio	$36,008,625

TOTAL SECURITIES LENDING COLLATERAL		$36,008,625

TOTAL INVESTMENTS — 110.1%		$426,927,216

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered into on September 30, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II – At September 31, 2004, the Tollkeeper Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL ACCOUNT II	$6,644,300,000			$6,644,652,755

At September 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

TAX INFORMATION – At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$451,073,154

Gross unrealized gain	47,529,622
Gross unrealized loss	(71,675,560)

Net unrealized security loss	$(24,145,938)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 24, 2004

By (Signature and Title)*		JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 24, 2004

* Print the name and title of each signing officer under his or her signature.